Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (55.9%)
U.S. Government Securities (55.1%)
	United States Treasury Note/Bond	1.250%	9/30/28	292,918	248,889
	United States Treasury Note/Bond	1.375%	10/31/28	432,760	369,198
	United States Treasury Note/Bond	3.125%	11/15/28	214,366	199,595
	United States Treasury Note/Bond	1.500%	11/30/28	475,861	407,753
	United States Treasury Note/Bond	1.375%	12/31/28	461,972	392,315
	United States Treasury Note/Bond	1.750%	1/31/29	437,191	377,829
	United States Treasury Note/Bond	2.625%	2/15/29	489,581	442,841
	United States Treasury Note/Bond	5.250%	2/15/29	15,235	15,604
	United States Treasury Note/Bond	1.875%	2/28/29	382,005	331,747
	United States Treasury Note/Bond	2.375%	3/31/29	394,825	351,456
	United States Treasury Note/Bond	2.875%	4/30/29	346,919	316,780
	United States Treasury Note/Bond	2.375%	5/15/29	412,036	366,069
	United States Treasury Note/Bond	2.750%	5/31/29	312,595	283,192
	United States Treasury Note/Bond	3.250%	6/30/29	342,980	318,703
	United States Treasury Note/Bond	2.625%	7/31/29	302,007	271,004
	United States Treasury Note/Bond	1.625%	8/15/29	297,344	252,278
	United States Treasury Note/Bond	6.125%	8/15/29	14,100	15,133
	United States Treasury Note/Bond	3.125%	8/31/29	293,420	270,405
	United States Treasury Note/Bond	3.875%	9/30/29	313,390	300,658
	United States Treasury Note/Bond	4.000%	10/31/29	275,765	266,199
	United States Treasury Note/Bond	1.750%	11/15/29	242,574	206,302
	United States Treasury Note/Bond	3.875%	11/30/29	344,147	329,843
	United States Treasury Note/Bond	3.875%	12/31/29	332,115	318,156
	United States Treasury Note/Bond	3.500%	1/31/30	388,620	364,271
	United States Treasury Note/Bond	1.500%	2/15/30	440,926	365,486
	United States Treasury Note/Bond	4.000%	2/28/30	349,080	336,644
	United States Treasury Note/Bond	3.625%	3/31/30	253,213	238,891
	United States Treasury Note/Bond	3.500%	4/30/30	306,530	286,893
	United States Treasury Note/Bond	0.625%	5/15/30	675,051	522,426
	United States Treasury Note/Bond	6.250%	5/15/30	51,675	56,277
	United States Treasury Note/Bond	3.750%	5/31/30	356,385	338,343
	United States Treasury Note/Bond	3.750%	6/30/30	309,255	293,551
	United States Treasury Note/Bond	4.000%	7/31/30	188,740	181,839
	United States Treasury Note/Bond	0.625%	8/15/30	909,232	697,694
	United States Treasury Note/Bond	4.125%	8/31/30	501,195	486,316
[1]	United States Treasury Note/Bond	4.625%	9/30/30	270,725	270,852
	United States Treasury Note/Bond	0.875%	11/15/30	848,577	660,034
	United States Treasury Note/Bond	1.125%	2/15/31	761,276	600,219
	United States Treasury Note/Bond	5.375%	2/15/31	56,996	59,579
	United States Treasury Note/Bond	1.625%	5/15/31	803,018	651,825
	United States Treasury Note/Bond	1.250%	8/15/31	933,585	729,655
	United States Treasury Note/Bond	1.375%	11/15/31	913,923	716,287
	United States Treasury Note/Bond	1.875%	2/15/32	869,469	706,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.875%	5/15/32	876,263	769,194
	United States Treasury Note/Bond	2.750%	8/15/32	828,818	717,704
	United States Treasury Note/Bond	4.125%	11/15/32	820,281	791,187
	United States Treasury Note/Bond	3.500%	2/15/33	796,537	731,072
	United States Treasury Note/Bond	3.375%	5/15/33	794,507	720,767
	United States Treasury Note/Bond	3.875%	8/15/33	628,891	594,302
					19,539,429
Agency Bonds and Notes (0.8%)
	Federal Home Loan Banks	3.250%	11/16/28	48,065	44,893
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	9,068
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	19,544	21,878
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	25,812	28,442
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	38,089
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	31,402
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	37,405	42,417
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	48,630	37,544
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	38,819
	Tennessee Valley Authority	7.125%	5/1/30	3,970	4,430
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,145
					300,127
Total U.S. Government and Agency Obligations (Cost $22,158,273)					19,839,556
Corporate Bonds (38.3%)
Communications (3.2%)
	Activision Blizzard Inc.	1.350%	9/15/30	7,991	6,240
	Alphabet Inc.	1.100%	8/15/30	14,103	10,964
	America Movil SAB de CV	3.625%	4/22/29	8,178	7,361
	America Movil SAB de CV	2.875%	5/7/30	4,331	3,624
	America Movil SAB de CV	4.700%	7/21/32	9,675	8,913
	AT&T Inc.	4.350%	3/1/29	28,772	26,749
[2]	AT&T Inc.	4.300%	2/15/30	23,419	21,290
	AT&T Inc.	2.750%	6/1/31	23,930	19,169
	AT&T Inc.	2.250%	2/1/32	20,795	15,651
	Baidu Inc.	4.875%	11/14/28	3,413	3,279
	Baidu Inc.	3.425%	4/7/30	4,865	4,176
	Baidu Inc.	2.375%	8/23/31	6,615	5,090
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	10,818	10,121
	Booking Holdings Inc.	4.625%	4/13/30	15,005	14,228
	British Telecommunications plc	5.125%	12/4/28	2,967	2,853
	British Telecommunications plc	9.625%	12/15/30	19,585	23,064
	Charter Communications Operating LLC	2.250%	1/15/29	10,839	8,837
	Charter Communications Operating LLC	5.050%	3/30/29	12,317	11,509
	Charter Communications Operating LLC	2.800%	4/1/31	12,551	9,783
	Charter Communications Operating LLC	2.300%	2/1/32	8,714	6,352
	Charter Communications Operating LLC	4.400%	4/1/33	8,153	6,942
	Comcast Corp.	4.150%	10/15/28	35,638	33,755
	Comcast Corp.	4.550%	1/15/29	8,797	8,446
	Comcast Corp.	2.650%	2/1/30	17,255	14,567
	Comcast Corp.	3.400%	4/1/30	13,079	11,516
	Comcast Corp.	4.250%	10/15/30	6,769	6,236
	Comcast Corp.	1.950%	1/15/31	14,356	11,225
	Comcast Corp.	1.500%	2/15/31	14,281	10,786
	Comcast Corp.	5.500%	11/15/32	5,935	5,870
	Comcast Corp.	4.250%	1/15/33	9,602	8,635
	Comcast Corp.	4.650%	2/15/33	21,963	20,564
	Comcast Corp.	4.800%	5/15/33	8,367	7,855
	Deutsche Telekom International Finance BV	8.750%	6/15/30	32,576	37,303
	Discovery Communications LLC	4.125%	5/15/29	5,887	5,251
	Discovery Communications LLC	3.625%	5/15/30	7,288	6,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Electronic Arts Inc.	1.850%	2/15/31	5,266	4,082
	Expedia Group Inc.	3.250%	2/15/30	10,771	9,106
	Expedia Group Inc.	2.950%	3/15/31	4,829	3,881
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,523
	Fox Corp.	4.709%	1/25/29	16,514	15,623
	Fox Corp.	3.500%	4/8/30	5,163	4,473
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,814
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,494	4,228
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,664	5,250
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,397	3,447
	Koninklijke KPN NV	8.375%	10/1/30	4,825	5,389
	Meta Platforms Inc.	4.800%	5/15/30	8,232	8,012
	Meta Platforms Inc.	3.850%	8/15/32	24,920	22,113
	Meta Platforms Inc.	4.950%	5/15/33	14,507	13,908
	Netflix Inc.	5.875%	11/15/28	14,168	14,297
	Netflix Inc.	6.375%	5/15/29	7,205	7,441
	Omnicom Group Inc.	2.450%	4/30/30	4,756	3,835
	Omnicom Group Inc.	4.200%	6/1/30	5,020	4,495
	Omnicom Group Inc.	2.600%	8/1/31	6,667	5,260
	Orange SA	9.000%	3/1/31	19,895	23,509
	Paramount Global	4.200%	6/1/29	5,677	4,885
	Paramount Global	7.875%	7/30/30	4,188	4,232
	Paramount Global	4.950%	1/15/31	10,263	8,812
	Paramount Global	4.200%	5/19/32	9,385	7,461
	Paramount Global	5.500%	5/15/33	5,465	4,695
	Rogers Communications Inc.	3.800%	3/15/32	15,985	13,267
	Sprint Capital Corp.	6.875%	11/15/28	19,535	20,172
	Sprint Capital Corp.	8.750%	3/15/32	16,375	18,957
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,532	3,075
	Telefonica Europe BV	8.250%	9/15/30	10,815	12,043
	TELUS Corp.	3.400%	5/13/32	7,386	6,023
	Tencent Music Entertainment Group	2.000%	9/3/30	4,197	3,184
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	3,115	3,333
	T-Mobile USA Inc.	2.625%	2/15/29	7,630	6,465
	T-Mobile USA Inc.	2.400%	3/15/29	2,607	2,190
	T-Mobile USA Inc.	3.375%	4/15/29	19,277	16,946
	T-Mobile USA Inc.	3.875%	4/15/30	56,434	49,954
	T-Mobile USA Inc.	2.550%	2/15/31	32,744	26,065
	T-Mobile USA Inc.	2.875%	2/15/31	5,860	4,754
	T-Mobile USA Inc.	3.500%	4/15/31	26,247	22,169
	T-Mobile USA Inc.	2.700%	3/15/32	8,165	6,369
	T-Mobile USA Inc.	5.200%	1/15/33	9,670	9,134
	T-Mobile USA Inc.	5.050%	7/15/33	21,059	19,504
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,447	2,652
	VeriSign Inc.	2.700%	6/15/31	6,375	5,070
	Verizon Communications Inc.	3.875%	2/8/29	5,706	5,223
	Verizon Communications Inc.	4.016%	12/3/29	34,227	30,960
	Verizon Communications Inc.	3.150%	3/22/30	14,345	12,218
	Verizon Communications Inc.	1.500%	9/18/30	6,060	4,593
	Verizon Communications Inc.	1.680%	10/30/30	10,545	7,998
	Verizon Communications Inc.	1.750%	1/20/31	17,948	13,522
	Verizon Communications Inc.	2.550%	3/21/31	37,996	30,229
	Verizon Communications Inc.	2.355%	3/15/32	36,738	28,005
	Verizon Communications Inc.	5.050%	5/9/33	8,282	7,736
	Verizon Communications Inc.	4.500%	8/10/33	24,150	21,500
	Vodafone Group plc	7.875%	2/15/30	6,180	6,779
	Vodafone Group plc	6.250%	11/30/32	4,105	4,157
	Walt Disney Co.	2.000%	9/1/29	16,908	13,981
	Walt Disney Co.	3.800%	3/22/30	9,355	8,470
	Walt Disney Co.	2.650%	1/13/31	22,745	18,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	6.550%	3/15/33	1,887	1,990
	Warnermedia Holdings Inc.	4.054%	3/15/29	12,905	11,512
	Warnermedia Holdings Inc.	4.279%	3/15/32	41,295	35,046
	Weibo Corp.	3.375%	7/8/30	6,200	4,832
					1,128,030
Consumer Discretionary (2.2%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	13,159	10,273
	Amazon.com Inc.	3.450%	4/13/29	6,165	5,695
	Amazon.com Inc.	4.650%	12/1/29	6,465	6,305
	Amazon.com Inc.	1.500%	6/3/30	18,176	14,389
	Amazon.com Inc.	2.100%	5/12/31	32,118	25,761
	Amazon.com Inc.	3.600%	4/13/32	15,197	13,480
	Amazon.com Inc.	4.700%	12/1/32	26,725	25,505
[2]	American Honda Finance Corp.	2.250%	1/12/29	3,976	3,400
	American Honda Finance Corp.	4.600%	4/17/30	6,010	5,700
[2]	American Honda Finance Corp.	1.800%	1/13/31	5,210	4,041
	Aptiv plc	4.350%	3/15/29	2,050	1,931
	Aptiv plc	3.250%	3/1/32	4,260	3,492
	AutoNation Inc.	4.750%	6/1/30	4,162	3,751
	AutoNation Inc.	2.400%	8/1/31	3,476	2,565
	AutoNation Inc.	3.850%	3/1/32	8,590	6,976
	AutoZone Inc.	3.750%	4/18/29	5,629	5,080
	AutoZone Inc.	4.000%	4/15/30	7,386	6,641
	AutoZone Inc.	1.650%	1/15/31	4,260	3,196
	AutoZone Inc.	4.750%	8/1/32	3,470	3,176
	AutoZone Inc.	4.750%	2/1/33	5,509	5,000
	AutoZone Inc.	5.200%	8/1/33	4,410	4,125
	Best Buy Co. Inc.	4.450%	10/1/28	5,490	5,210
	Best Buy Co. Inc.	1.950%	10/1/30	2,828	2,203
	Brunswick Corp.	2.400%	8/18/31	4,153	3,037
	Brunswick Corp.	4.400%	9/15/32	4,000	3,248
	Choice Hotels International Inc.	3.700%	12/1/29	1,233	1,063
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5,640	4,337
	eBay Inc.	2.700%	3/11/30	5,843	4,851
	eBay Inc.	2.600%	5/10/31	4,010	3,210
	eBay Inc.	6.300%	11/22/32	6,605	6,717
[2]	Emory University	2.143%	9/1/30	4,433	3,615
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,708	4,946
	Fortune Brands Innovations Inc.	4.000%	3/25/32	3,700	3,156
	Fortune Brands Innovations Inc.	5.875%	6/1/33	4,225	4,066
	General Motors Co.	5.000%	10/1/28	5,531	5,269
	General Motors Co.	5.400%	10/15/29	5,845	5,557
	General Motors Co.	5.600%	10/15/32	12,560	11,693
	General Motors Financial Co. Inc.	2.400%	10/15/28	5,313	4,406
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,245	4,112
	General Motors Financial Co. Inc.	4.300%	4/6/29	11,029	9,892
	General Motors Financial Co. Inc.	3.600%	6/21/30	7,788	6,519
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,427	4,095
	General Motors Financial Co. Inc.	2.700%	6/10/31	9,300	7,118
	General Motors Financial Co. Inc.	3.100%	1/12/32	16,975	13,135
	General Motors Financial Co. Inc.	6.400%	1/9/33	10,390	10,124
	Genuine Parts Co.	1.875%	11/1/30	4,512	3,417
	Hasbro Inc.	3.900%	11/19/29	7,276	6,438
	Home Depot Inc.	3.900%	12/6/28	2,967	2,797
	Home Depot Inc.	2.950%	6/15/29	11,861	10,555
	Home Depot Inc.	2.700%	4/15/30	18,010	15,349
	Home Depot Inc.	1.375%	3/15/31	12,539	9,489
	Home Depot Inc.	1.875%	9/15/31	10,225	7,922
	Home Depot Inc.	3.250%	4/15/32	15,505	13,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.500%	9/15/32	11,020	10,398
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,250	8,629
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	3,820
	JD.com Inc.	3.375%	1/14/30	5,890	5,061
[2]	Johns Hopkins University	4.705%	7/1/32	3,318	3,166
	Lear Corp.	4.250%	5/15/29	3,050	2,769
	Lear Corp.	3.500%	5/30/30	3,935	3,342
	Leggett & Platt Inc.	4.400%	3/15/29	5,002	4,619
	Lowe's Cos. Inc.	3.650%	4/5/29	16,122	14,632
	Lowe's Cos. Inc.	4.500%	4/15/30	4,765	4,445
	Lowe's Cos. Inc.	1.700%	10/15/30	7,468	5,725
	Lowe's Cos. Inc.	2.625%	4/1/31	14,579	11,804
	Lowe's Cos. Inc.	3.750%	4/1/32	17,930	15,522
	Lowe's Cos. Inc.	5.150%	7/1/33	15,725	14,947
	Magna International Inc.	5.500%	3/21/33	4,000	3,914
	Marriott International Inc.	4.900%	4/15/29	8,215	7,830
[2]	Marriott International Inc.	4.625%	6/15/30	8,139	7,484
[2]	Marriott International Inc.	2.850%	4/15/31	10,116	8,134
[2]	Marriott International Inc.	3.500%	10/15/32	5,745	4,699
[2]	Marriott International Inc.	2.750%	10/15/33	1,000	753
	Masco Corp.	2.000%	10/1/30	2,849	2,182
	Masco Corp.	2.000%	2/15/31	4,965	3,802
[2]	McDonald's Corp.	2.625%	9/1/29	8,856	7,635
[2]	McDonald's Corp.	2.125%	3/1/30	5,953	4,874
[2]	McDonald's Corp.	3.600%	7/1/30	8,028	7,173
[2]	McDonald's Corp.	4.600%	9/9/32	5,130	4,809
	McDonald's Corp.	4.950%	8/14/33	5,100	4,861
	MDC Holdings Inc.	3.850%	1/15/30	1,240	1,041
	MDC Holdings Inc.	2.500%	1/15/31	4,825	3,608
[4]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	11,021
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	4,560	5,395
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,440
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	3,909
	NIKE Inc.	2.850%	3/27/30	10,942	9,460
	NVR Inc.	3.000%	5/15/30	4,727	3,939
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,233	3,892
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,415	8,569
	O'Reilly Automotive Inc.	4.700%	6/15/32	6,335	5,807
	Owens Corning	3.950%	8/15/29	4,175	3,783
	Owens Corning	3.875%	6/1/30	2,464	2,178
	PulteGroup Inc.	6.375%	5/15/33	3,500	3,514
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	5,879
	Ross Stores Inc.	1.875%	4/15/31	3,150	2,404
	Sands China Ltd.	3.100%	3/8/29	5,275	4,352
	Sands China Ltd.	4.875%	6/18/30	5,775	4,982
	Sands China Ltd.	3.500%	8/8/31	4,850	3,822
	Stanley Black & Decker Inc.	4.250%	11/15/28	6,059	5,643
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,858	3,892
	Stanley Black & Decker Inc.	3.000%	5/15/32	2,810	2,273
	Starbucks Corp.	4.000%	11/15/28	6,210	5,834
	Starbucks Corp.	2.250%	3/12/30	10,140	8,310
	Starbucks Corp.	2.550%	11/15/30	15,624	12,811
	Starbucks Corp.	3.000%	2/14/32	5,934	4,900
	Starbucks Corp.	4.800%	2/15/33	5,000	4,705
	Tapestry Inc.	3.050%	3/15/32	3,325	2,432
	TJX Cos. Inc.	3.875%	4/15/30	6,268	5,751
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,455	3,019
	Toyota Motor Corp.	2.760%	7/2/29	4,770	4,201
	Toyota Motor Corp.	5.123%	7/13/33	7,640	7,470
	Toyota Motor Credit Corp.	3.650%	1/8/29	4,150	3,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	5,729	5,501
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,619	6,288
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,407	9,202
	Toyota Motor Credit Corp.	4.550%	5/17/30	4,731	4,479
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,660	3,602
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,005	3,856
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,020	3,217
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,057	3,833
	Tractor Supply Co.	1.750%	11/1/30	4,965	3,773
	Tractor Supply Co.	5.250%	5/15/33	6,080	5,725
	VF Corp.	2.950%	4/23/30	6,185	4,870
	Whirlpool Corp.	4.750%	2/26/29	8,068	7,697
	Whirlpool Corp.	2.400%	5/15/31	1,338	1,056
	Whirlpool Corp.	4.700%	5/14/32	2,292	2,101
	Whirlpool Corp.	5.500%	3/1/33	3,000	2,876
[2]	Yale University	1.482%	4/15/30	9,255	7,364
					778,876
Consumer Staples (2.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	4,802
	Altria Group Inc.	4.800%	2/14/29	5,176	4,922
	Altria Group Inc.	3.400%	5/6/30	9,017	7,711
	Altria Group Inc.	2.450%	2/4/32	13,975	10,517
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	29,324	28,433
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	23,563	20,978
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,149	5,010
	Archer-Daniels-Midland Co.	3.250%	3/27/30	5,642	4,995
	Archer-Daniels-Midland Co.	2.900%	3/1/32	4,160	3,461
	Avery Dennison Corp.	4.875%	12/6/28	5,581	5,380
	Avery Dennison Corp.	2.650%	4/30/30	5,814	4,740
	Avery Dennison Corp.	5.750%	3/15/33	6,000	5,866
	BAT Capital Corp.	3.462%	9/6/29	5,034	4,312
	BAT Capital Corp.	4.906%	4/2/30	5,826	5,343
	BAT Capital Corp.	6.343%	8/2/30	8,405	8,278
	BAT Capital Corp.	2.726%	3/25/31	13,080	10,068
	BAT Capital Corp.	4.742%	3/16/32	8,215	7,236
	BAT Capital Corp.	7.750%	10/19/32	3,805	4,019
	BAT Capital Corp.	6.421%	8/2/33	15,500	15,036
	BAT International Finance plc	5.931%	2/2/29	3,000	2,944
	Brown-Forman Corp.	4.750%	4/15/33	5,250	4,993
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	7,523	6,099
	Campbell Soup Co.	2.375%	4/24/30	8,695	7,031
	Church & Dwight Co. Inc.	5.600%	11/15/32	8,200	8,218
	Clorox Co.	4.400%	5/1/29	3,538	3,349
	Clorox Co.	1.800%	5/15/30	5,835	4,594
	Clorox Co.	4.600%	5/1/32	5,070	4,711
	Coca-Cola Co.	2.125%	9/6/29	4,657	3,968
	Coca-Cola Co.	3.450%	3/25/30	11,306	10,218
	Coca-Cola Co.	1.650%	6/1/30	14,899	11,924
	Coca-Cola Co.	2.000%	3/5/31	3,225	2,589
	Coca-Cola Co.	1.375%	3/15/31	22,589	17,236
	Coca-Cola Co.	2.250%	1/5/32	8,670	7,024
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,905	7,565
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	3,820	2,829
	Colgate-Palmolive Co.	3.250%	8/15/32	5,355	4,668
	Colgate-Palmolive Co.	4.600%	3/1/33	5,240	5,048
	Conagra Brands Inc.	4.850%	11/1/28	10,834	10,318
	Constellation Brands Inc.	4.650%	11/15/28	6,538	6,229
	Constellation Brands Inc.	3.150%	8/1/29	8,113	7,109
	Constellation Brands Inc.	2.875%	5/1/30	901	755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	2.250%	8/1/31	6,847	5,327
	Constellation Brands Inc.	4.750%	5/9/32	9,521	8,808
	Constellation Brands Inc.	4.900%	5/1/33	6,420	5,963
	Costco Wholesale Corp.	1.600%	4/20/30	18,243	14,629
	Costco Wholesale Corp.	1.750%	4/20/32	8,095	6,204
	Diageo Capital plc	2.375%	10/24/29	8,975	7,595
	Diageo Capital plc	2.000%	4/29/30	3,445	2,791
	Diageo Capital plc	2.125%	4/29/32	3,460	2,678
	Diageo Capital plc	5.500%	1/24/33	10,300	10,325
	Dollar General Corp.	3.500%	4/3/30	10,720	9,138
	Dollar General Corp.	5.000%	11/1/32	4,724	4,278
	Dollar General Corp.	5.450%	7/5/33	6,680	6,174
	Dollar Tree Inc.	2.650%	12/1/31	6,600	5,105
	Estee Lauder Cos. Inc.	2.375%	12/1/29	6,181	5,188
	Estee Lauder Cos. Inc.	2.600%	4/15/30	10,192	8,560
	Estee Lauder Cos. Inc.	1.950%	3/15/31	5,192	4,067
	Estee Lauder Cos. Inc.	4.650%	5/15/33	6,175	5,770
	Flowers Foods Inc.	2.400%	3/15/31	4,047	3,176
	General Mills Inc.	2.875%	4/15/30	6,090	5,136
	General Mills Inc.	4.950%	3/29/33	13,355	12,487
	Haleon US Capital LLC	3.375%	3/24/29	7,705	6,913
	Haleon US Capital LLC	3.625%	3/24/32	16,200	13,902
	Hershey Co.	2.450%	11/15/29	2,825	2,429
	Hershey Co.	1.700%	6/1/30	1,435	1,146
	Hershey Co.	4.500%	5/4/33	2,650	2,498
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,110
	Ingredion Inc.	2.900%	6/1/30	3,866	3,226
	J M Smucker Co.	2.375%	3/15/30	6,190	5,035
	J M Smucker Co.	2.125%	3/15/32	5,000	3,770
	JBS USA LUX SA	5.500%	1/15/30	10,645	9,934
	JBS USA LUX SA	3.750%	12/1/31	7,050	5,643
	JBS USA LUX SA	3.625%	1/15/32	5,005	3,979
	JBS USA LUX SA	5.750%	4/1/33	24,110	22,000
	Kellogg Co.	2.100%	6/1/30	2,950	2,344
[2]	Kellogg Co.	7.450%	4/1/31	5,197	5,661
[4]	Kenvue Inc.	5.000%	3/22/30	6,055	5,896
[4]	Kenvue Inc.	4.900%	3/22/33	12,000	11,469
	Keurig Dr Pepper Inc.	3.950%	4/15/29	11,075	10,212
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,406	5,514
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,260	2,565
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,659	10,284
	Kimberly-Clark Corp.	3.950%	11/1/28	2,772	2,630
	Kimberly-Clark Corp.	3.200%	4/25/29	5,845	5,307
	Kimberly-Clark Corp.	3.100%	3/26/30	4,697	4,124
	Kimberly-Clark Corp.	2.000%	11/2/31	5,030	3,967
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,272	5,599
	Kraft Heinz Foods Co.	4.250%	3/1/31	10,369	9,428
	Kroger Co.	4.500%	1/15/29	6,456	6,134
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,094
	Kroger Co.	2.200%	5/1/30	11,698	9,350
	Kroger Co.	1.700%	1/15/31	4,717	3,548
	McCormick & Co. Inc.	1.850%	2/15/31	6,876	5,231
	McCormick & Co. Inc.	4.950%	4/15/33	3,000	2,783
	Mondelez International Inc.	2.750%	4/13/30	8,868	7,453
	Mondelez International Inc.	1.500%	2/4/31	4,138	3,112
	Mondelez International Inc.	3.000%	3/17/32	7,238	5,959
	Mondelez International Inc.	1.875%	10/15/32	6,600	4,917
	PepsiCo Inc.	7.000%	3/1/29	975	1,070
	PepsiCo Inc.	2.625%	7/29/29	7,923	6,945
	PepsiCo Inc.	2.750%	3/19/30	16,195	14,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	1.625%	5/1/30	17,043	13,669
PepsiCo Inc.	1.950%	10/21/31	9,813	7,736
PepsiCo Inc.	3.900%	7/18/32	15,246	13,869
Philip Morris International Inc.	3.375%	8/15/29	6,031	5,306
Philip Morris International Inc.	5.625%	11/17/29	10,308	10,183
Philip Morris International Inc.	5.125%	2/15/30	17,795	17,068
Philip Morris International Inc.	2.100%	5/1/30	8,454	6,730
Philip Morris International Inc.	5.500%	9/7/30	1,734	1,685
Philip Morris International Inc.	1.750%	11/1/30	2,442	1,857
Philip Morris International Inc.	5.750%	11/17/32	11,050	10,771
Philip Morris International Inc.	5.375%	2/15/33	28,740	27,170
Philip Morris International Inc.	5.625%	9/7/33	3,939	3,789
Pilgrim's Pride Corp.	4.250%	4/15/31	8,458	7,062
Pilgrim's Pride Corp.	3.500%	3/1/32	9,346	7,235
Pilgrim's Pride Corp.	6.250%	7/1/33	5,345	5,029
Procter & Gamble Co.	3.000%	3/25/30	9,379	8,324
Procter & Gamble Co.	1.200%	10/29/30	17,355	13,400
Procter & Gamble Co.	1.950%	4/23/31	4,898	3,967
Procter & Gamble Co.	2.300%	2/1/32	3,535	2,912
Procter & Gamble Co.	4.050%	1/26/33	5,450	5,070
Sysco Corp.	2.400%	2/15/30	6,905	5,679
Sysco Corp.	5.950%	4/1/30	5,541	5,583
Sysco Corp.	2.450%	12/14/31	3,955	3,092
Target Corp.	3.375%	4/15/29	10,795	9,900
Target Corp.	2.350%	2/15/30	5,292	4,425
Target Corp.	2.650%	9/15/30	402	339
Target Corp.	4.500%	9/15/32	8,925	8,303
Target Corp.	4.400%	1/15/33	5,000	4,603
Tyson Foods Inc.	4.350%	3/1/29	7,663	7,130
Unilever Capital Corp.	2.125%	9/6/29	10,348	8,698
Unilever Capital Corp.	1.375%	9/14/30	4,923	3,799
Unilever Capital Corp.	1.750%	8/12/31	7,650	5,908
Unilever Capital Corp.	5.900%	11/15/32	2,070	2,144
Unilever Capital Corp.	5.000%	12/8/33	9,825	9,518
Walgreens Boots Alliance Inc.	3.200%	4/15/30	4,290	3,491
Walmart Inc.	3.250%	7/8/29	11,173	10,195
Walmart Inc.	2.375%	9/24/29	10,818	9,397
Walmart Inc.	4.000%	4/15/30	2,280	2,136
Walmart Inc.	1.800%	9/22/31	4,250	3,342
Walmart Inc.	4.150%	9/9/32	5,201	4,840
Walmart Inc.	4.100%	4/15/33	19,121	17,495
				981,959
Energy (2.6%)
Apache Corp.	4.375%	10/15/28	717	648
Apache Corp.	4.250%	1/15/30	3,374	2,990
Baker Hughes Holdings LLC	3.138%	11/7/29	4,970	4,311
Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	6,913
Boardwalk Pipelines LP	4.800%	5/3/29	3,643	3,393
Boardwalk Pipelines LP	3.400%	2/15/31	2,993	2,482
Boardwalk Pipelines LP	3.600%	9/1/32	2,463	2,003
BP Capital Markets America Inc.	4.234%	11/6/28	17,789	16,901
BP Capital Markets America Inc.	3.633%	4/6/30	13,962	12,556
BP Capital Markets America Inc.	1.749%	8/10/30	5,951	4,696
BP Capital Markets America Inc.	2.721%	1/12/32	19,323	15,680
BP Capital Markets America Inc.	4.812%	2/13/33	18,170	17,017
BP Capital Markets America Inc.	4.893%	9/11/33	12,400	11,638
BP Capital Markets plc	3.723%	11/28/28	6,692	6,174
Burlington Resources LLC	7.200%	8/15/31	1,245	1,362
Canadian Natural Resources Ltd.	2.950%	7/15/30	7,191	5,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	7.200%	1/15/32	225	236
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,033	1,030
	Cenovus Energy Inc.	2.650%	1/15/32	4,300	3,342
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	10,696	9,476
	Cheniere Energy Inc.	4.625%	10/15/28	11,617	10,706
	Cheniere Energy Partners LP	4.500%	10/1/29	5,631	5,097
	Cheniere Energy Partners LP	4.000%	3/1/31	15,195	12,947
	Cheniere Energy Partners LP	3.250%	1/31/32	15,090	11,994
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	12,054	11,627
	Chevron Corp.	2.236%	5/11/30	12,583	10,493
	Chevron USA Inc.	3.250%	10/15/29	5,830	5,253
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,425	3,006
	CNOOC Petroleum North America ULC	7.875%	3/15/32	2,835	3,232
	ConocoPhillips	2.400%	2/15/31	4,590	3,659
	ConocoPhillips	5.900%	10/15/32	1,355	1,401
	ConocoPhillips Co.	6.950%	4/15/29	10,767	11,624
	ConocoPhillips Co.	5.050%	9/15/33	10,300	9,860
	Coterra Energy Inc.	4.375%	3/15/29	6,370	5,886
	DCP Midstream Operating LP	5.125%	5/15/29	4,021	3,827
	DCP Midstream Operating LP	3.250%	2/15/32	5,824	4,687
	Devon Energy Corp.	4.500%	1/15/30	5,142	4,662
	Devon Energy Corp.	7.875%	9/30/31	3,200	3,503
	Devon Energy Corp.	7.950%	4/15/32	2,114	2,338
	Diamondback Energy Inc.	3.500%	12/1/29	8,123	7,214
	Diamondback Energy Inc.	3.125%	3/24/31	10,677	8,904
	Diamondback Energy Inc.	6.250%	3/15/33	7,045	7,053
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,225	3,585
	Enbridge Inc.	3.125%	11/15/29	8,573	7,378
	Enbridge Inc.	5.700%	3/8/33	22,740	21,792
	Enbridge Inc.	2.500%	8/1/33	8,265	6,135
	Energy Transfer LP	5.250%	4/15/29	10,930	10,479
	Energy Transfer LP	4.150%	9/15/29	3,925	3,558
	Energy Transfer LP	3.750%	5/15/30	12,369	10,783
	Energy Transfer LP	5.750%	2/15/33	15,156	14,582
	Enterprise Products Operating LLC	4.150%	10/16/28	9,785	9,165
	Enterprise Products Operating LLC	3.125%	7/31/29	10,464	9,190
	Enterprise Products Operating LLC	2.800%	1/31/30	9,935	8,441
	Enterprise Products Operating LLC	5.350%	1/31/33	8,345	8,166
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	3,992	4,296
	EOG Resources Inc.	4.375%	4/15/30	6,801	6,412
	EQT Corp.	5.000%	1/15/29	5,125	4,818
	EQT Corp.	7.000%	2/1/30	9,196	9,489
	Exxon Mobil Corp.	2.440%	8/16/29	9,043	7,821
	Exxon Mobil Corp.	3.482%	3/19/30	16,725	15,077
	Exxon Mobil Corp.	2.610%	10/15/30	14,665	12,381
	Halliburton Co.	2.920%	3/1/30	4,793	4,085
	Helmerich & Payne Inc.	2.900%	9/29/31	4,375	3,452
	Hess Corp.	7.300%	8/15/31	4,721	5,003
	Hess Corp.	7.125%	3/15/33	6,253	6,590
	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,750
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	330	354
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	229	240
	Kinder Morgan Inc.	2.000%	2/15/31	7,210	5,498
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,300	1,407
	Kinder Morgan Inc.	4.800%	2/1/33	5,755	5,181
	Kinder Morgan Inc.	5.200%	6/1/33	19,253	17,805
	Magellan Midstream Partners LP	3.250%	6/1/30	4,821	4,103
	Marathon Oil Corp.	6.800%	3/15/32	4,436	4,495
	MPLX LP	4.800%	2/15/29	7,105	6,735
	MPLX LP	2.650%	8/15/30	12,358	9,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.950%	9/1/32	8,430	7,679
	MPLX LP	5.000%	3/1/33	9,175	8,355
	NOV Inc.	3.600%	12/1/29	2,744	2,398
	Occidental Petroleum Corp.	6.375%	9/1/28	1,917	1,932
	Occidental Petroleum Corp.	8.875%	7/15/30	8,366	9,386
	Occidental Petroleum Corp.	6.625%	9/1/30	12,023	12,182
	Occidental Petroleum Corp.	6.125%	1/1/31	9,534	9,396
	Occidental Petroleum Corp.	7.500%	5/1/31	7,342	7,764
	Occidental Petroleum Corp.	7.875%	9/15/31	4,028	4,354
	ONEOK Inc.	5.650%	11/1/28	4,000	3,948
	ONEOK Inc.	4.350%	3/15/29	10,680	9,828
	ONEOK Inc.	3.400%	9/1/29	7,110	6,166
	ONEOK Inc.	3.100%	3/15/30	4,015	3,360
	ONEOK Inc.	5.800%	11/1/30	4,000	3,914
	ONEOK Inc.	6.350%	1/15/31	1,420	1,426
	ONEOK Inc.	6.100%	11/15/32	7,980	7,881
	ONEOK Inc.	6.050%	9/1/33	12,400	12,186
	Ovintiv Inc.	7.200%	11/1/31	2,745	2,818
	Ovintiv Inc.	7.375%	11/1/31	4,790	5,024
	Ovintiv Inc.	6.250%	7/15/33	5,251	5,083
	Patterson-UTI Energy Inc.	5.150%	11/15/29	2,900	2,646
	Patterson-UTI Energy Inc.	7.150%	10/1/33	1,690	1,697
	Phillips 66	2.150%	12/15/30	8,113	6,381
	Phillips 66 Co.	3.150%	12/15/29	6,105	5,267
	Phillips 66 Co.	5.300%	6/30/33	4,050	3,870
	Pioneer Natural Resources Co.	1.900%	8/15/30	10,704	8,391
	Pioneer Natural Resources Co.	2.150%	1/15/31	9,084	7,166
	Plains All American Pipeline LP	3.550%	12/15/29	7,925	6,801
	Plains All American Pipeline LP	3.800%	9/15/30	5,786	4,963
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,703	18,995
	Schlumberger Investment SA	2.650%	6/26/30	14,623	12,371
	Schlumberger Investment SA	4.850%	5/15/33	2,295	2,164
	Shell International Finance BV	3.875%	11/13/28	9,681	9,134
	Shell International Finance BV	2.375%	11/7/29	14,156	12,051
	Shell International Finance BV	2.750%	4/6/30	14,386	12,383
	Suncor Energy Inc.	7.150%	2/1/32	4,675	4,912
	Targa Resources Corp.	4.200%	2/1/33	7,100	6,038
	Targa Resources Corp.	6.125%	3/15/33	9,850	9,663
	Targa Resources Partners LP	6.875%	1/15/29	5,100	5,107
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,546
	Targa Resources Partners LP	4.875%	2/1/31	8,300	7,409
	Targa Resources Partners LP	4.000%	1/15/32	7,875	6,613
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,181	1,225
	Tosco Corp.	8.125%	2/15/30	3,099	3,475
	TotalEnergies Capital International SA	3.455%	2/19/29	9,355	8,557
	TotalEnergies Capital International SA	2.829%	1/10/30	6,302	5,469
	TotalEnergies Capital SA	3.883%	10/11/28	8,791	8,251
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	11,517
	TransCanada PipeLines Ltd.	2.500%	10/12/31	13,101	10,151
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,793	9,250
	Valero Energy Corp.	2.800%	12/1/31	8,593	6,841
	Valero Energy Corp.	7.500%	4/15/32	3,200	3,482
	Western Midstream Operating LP	4.750%	8/15/28	847	792
	Western Midstream Operating LP	4.050%	2/1/30	9,898	8,633
	Western Midstream Operating LP	6.150%	4/1/33	6,101	5,888
	Williams Cos. Inc.	3.500%	11/15/30	9,680	8,325
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,401	1,489
	Williams Cos. Inc.	2.600%	3/15/31	12,707	10,115
	Williams Cos. Inc.	8.750%	3/15/32	3,064	3,475
	Williams Cos. Inc.	4.650%	8/15/32	6,754	6,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.650%	3/15/33	4,365	4,220
					931,936
Financials (11.3%)
[2]	Aegon NV	5.500%	4/11/48	4,500	4,165
	AerCap Ireland Capital DAC	3.000%	10/29/28	33,183	28,410
	AerCap Ireland Capital DAC	6.150%	9/30/30	6,200	6,115
	AerCap Ireland Capital DAC	3.300%	1/30/32	34,100	27,147
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,612	6,351
	Aflac Inc.	3.600%	4/1/30	10,542	9,327
	Air Lease Corp.	2.100%	9/1/28	8,300	6,895
	Air Lease Corp.	4.625%	10/1/28	3,671	3,402
	Air Lease Corp.	3.250%	10/1/29	4,130	3,514
[2]	Air Lease Corp.	3.000%	2/1/30	5,018	4,121
	Air Lease Corp.	3.125%	12/1/30	3,743	3,045
[2]	Air Lease Corp.	2.875%	1/15/32	4,135	3,228
	Alleghany Corp.	3.625%	5/15/30	4,635	4,154
	Allstate Corp.	1.450%	12/15/30	4,672	3,472
	Allstate Corp.	5.250%	3/30/33	5,951	5,616
	Allstate Corp.	5.350%	6/1/33	1,813	1,731
	Ally Financial Inc.	2.200%	11/2/28	6,603	5,216
[2]	Ally Financial Inc.	8.000%	11/1/31	19,787	19,928
	American Express Co.	4.989%	5/26/33	6,969	6,365
	American Express Co.	4.420%	8/3/33	16,026	14,262
	American Express Co.	5.043%	5/1/34	10,625	9,797
	American Express Co.	5.625%	7/28/34	3,520	3,326
	American Financial Group Inc.	5.250%	4/2/30	3,062	2,920
	American International Group Inc.	3.400%	6/30/30	4,148	3,553
	American International Group Inc.	5.125%	3/27/33	6,021	5,606
[2]	American International Group Inc.	5.750%	4/1/48	4,875	4,528
	Ameriprise Financial Inc.	4.500%	5/13/32	5,065	4,630
	Ameriprise Financial Inc.	5.150%	5/15/33	5,805	5,482
	Aon Corp.	4.500%	12/15/28	1,970	1,871
	Aon Corp.	3.750%	5/2/29	6,005	5,438
	Aon Corp.	2.800%	5/15/30	12,110	10,092
	Aon Corp.	2.600%	12/2/31	6,162	4,867
	Aon Corp.	5.000%	9/12/32	5,080	4,757
	Aon Corp.	5.350%	2/28/33	3,197	3,062
	Ares Capital Corp.	3.200%	11/15/31	6,920	5,291
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,646	2,799
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,665	4,471
	Assurant Inc.	4.900%	3/27/28	3,336	3,189
	Assurant Inc.	3.700%	2/22/30	3,045	2,563
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	3,549
	Athene Holding Ltd.	6.150%	4/3/30	6,511	6,415
	Athene Holding Ltd.	3.500%	1/15/31	7,708	6,269
	AXA SA	8.600%	12/15/30	5,246	6,149
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,660	1,479
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	2,788
	Banco Santander SA	3.306%	6/27/29	8,631	7,489
	Banco Santander SA	3.490%	5/28/30	8,566	7,201
	Banco Santander SA	2.749%	12/3/30	7,644	5,704
	Banco Santander SA	2.958%	3/25/31	8,348	6,643
	Banco Santander SA	3.225%	11/22/32	8,360	6,326
	Banco Santander SA	6.921%	8/8/33	18,000	17,220
[2]	Bank of America Corp.	3.974%	2/7/30	27,214	24,425
[2]	Bank of America Corp.	3.194%	7/23/30	10,155	8,678
[2]	Bank of America Corp.	2.884%	10/22/30	8,973	7,479
[2]	Bank of America Corp.	2.496%	2/13/31	34,417	27,592
[2]	Bank of America Corp.	2.592%	4/29/31	21,686	17,413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	1.898%	7/23/31	17,395	13,210
[2]	Bank of America Corp.	1.922%	10/24/31	21,206	15,995
[2]	Bank of America Corp.	2.651%	3/11/32	15,395	12,091
	Bank of America Corp.	2.687%	4/22/32	51,680	40,522
	Bank of America Corp.	2.299%	7/21/32	43,024	32,583
	Bank of America Corp.	2.572%	10/20/32	19,876	15,260
[2]	Bank of America Corp.	2.972%	2/4/33	43,014	33,922
	Bank of America Corp.	4.571%	4/27/33	25,534	22,671
[2]	Bank of America Corp.	5.015%	7/22/33	31,616	29,117
	Bank of America Corp.	5.288%	4/25/34	43,212	40,203
	Bank of America Corp.	5.872%	9/15/34	25,116	24,419
	Bank of America Corp.	2.482%	9/21/36	20,058	14,661
	Bank of America Corp.	3.846%	3/8/37	19,637	15,938
	Bank of Montreal	3.088%	1/10/37	9,599	7,157
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	271
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	970	815
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	11,938	10,401
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	2,220	1,684
	Bank of New York Mellon Corp.	2.500%	1/26/32	4,275	3,355
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,000	8,849
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	24,047	23,610
	Bank of New York Mellon Corp.	4.706%	2/1/34	2,275	2,051
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	5,070	4,673
	Bank of Nova Scotia	4.850%	2/1/30	10,000	9,399
	Bank of Nova Scotia	2.150%	8/1/31	4,680	3,584
	Bank of Nova Scotia	2.450%	2/2/32	5,570	4,314
	Bank of Nova Scotia	4.588%	5/4/37	9,154	7,632
	BankUnited Inc.	5.125%	6/11/30	4,510	3,739
[2]	Barclays plc	5.088%	6/20/30	10,629	9,503
	Barclays plc	2.645%	6/24/31	8,058	6,226
	Barclays plc	2.667%	3/10/32	3,987	3,023
	Barclays plc	2.894%	11/24/32	10,350	7,761
	Barclays plc	5.746%	8/9/33	6,140	5,675
	Barclays plc	7.437%	11/2/33	19,363	19,924
	Barclays plc	6.224%	5/9/34	14,335	13,584
	Barclays plc	7.119%	6/27/34	10,800	10,422
	Barclays plc	6.692%	9/13/34	5,000	4,882
	Barclays plc	3.564%	9/23/35	16,826	12,994
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,278	5,139
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,499	3,499
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	3,432	2,881
	BlackRock Inc.	3.250%	4/30/29	11,274	10,174
	BlackRock Inc.	2.400%	4/30/30	8,850	7,367
	BlackRock Inc.	1.900%	1/28/31	6,611	5,205
	BlackRock Inc.	2.100%	2/25/32	5,964	4,611
	BlackRock Inc.	4.750%	5/25/33	14,975	14,037
	Blackstone Private Credit Fund	4.000%	1/15/29	4,527	3,849
	Brighthouse Financial Inc.	5.625%	5/15/30	6,020	5,626
	Brookfield Capital Finance LLC	6.087%	6/14/33	9,339	9,063
	Brookfield Finance Inc.	4.850%	3/29/29	8,225	7,791
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	7,579
	Brookfield Finance Inc.	2.724%	4/15/31	4,200	3,330
	Brown & Brown Inc.	4.500%	3/15/29	3,215	2,974
	Brown & Brown Inc.	2.375%	3/15/31	5,804	4,479
	Brown & Brown Inc.	4.200%	3/17/32	7,350	6,338
[1]	Canadian Imperial Bank of Commerce	5.986%	10/3/28	4,100	4,089
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	8,747	7,419
	Capital One Financial Corp.	3.273%	3/1/30	4,840	4,049
	Capital One Financial Corp.	5.247%	7/26/30	669	618
	Capital One Financial Corp.	2.359%	7/29/32	8,050	5,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	2.618%	11/2/32	4,415	3,245
	Capital One Financial Corp.	5.268%	5/10/33	6,168	5,457
	Capital One Financial Corp.	5.817%	2/1/34	20,627	18,649
	Capital One Financial Corp.	6.377%	6/8/34	15,051	14,183
	Cboe Global Markets Inc.	1.625%	12/15/30	4,905	3,760
	Charles Schwab Corp.	4.000%	2/1/29	9,079	8,333
	Charles Schwab Corp.	3.250%	5/22/29	7,708	6,676
	Charles Schwab Corp.	2.750%	10/1/29	5,594	4,706
	Charles Schwab Corp.	4.625%	3/22/30	1,610	1,505
	Charles Schwab Corp.	2.300%	5/13/31	15,154	11,691
	Charles Schwab Corp.	2.900%	3/3/32	10,177	8,022
	Charles Schwab Corp.	5.853%	5/19/34	8,837	8,407
	Charles Schwab Corp.	6.136%	8/24/34	10,560	10,251
	Chubb INA Holdings Inc.	1.375%	9/15/30	13,063	9,967
	CI Financial Corp.	3.200%	12/17/30	9,275	7,027
[2]	Citigroup Inc.	3.980%	3/20/30	26,347	23,663
[2]	Citigroup Inc.	2.976%	11/5/30	16,567	13,837
[2]	Citigroup Inc.	2.666%	1/29/31	21,313	17,278
[2]	Citigroup Inc.	4.412%	3/31/31	50,412	45,231
[2]	Citigroup Inc.	2.572%	6/3/31	28,167	22,453
	Citigroup Inc.	2.561%	5/1/32	1,810	1,399
	Citigroup Inc.	6.625%	6/15/32	3,380	3,402
	Citigroup Inc.	2.520%	11/3/32	11,562	8,781
	Citigroup Inc.	3.057%	1/25/33	17,467	13,765
	Citigroup Inc.	3.785%	3/17/33	37,521	31,249
	Citigroup Inc.	4.910%	5/24/33	23,855	21,701
	Citigroup Inc.	6.270%	11/17/33	18,650	18,598
	Citigroup Inc.	6.174%	5/25/34	32,455	31,117
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,352
	Citizens Financial Group Inc.	3.250%	4/30/30	6,674	5,384
	Citizens Financial Group Inc.	2.638%	9/30/32	2,337	1,618
	Citizens Financial Group Inc.	5.641%	5/21/37	2,050	1,717
	CME Group Inc.	2.650%	3/15/32	5,075	4,133
	CNA Financial Corp.	3.900%	5/1/29	5,602	5,108
	CNA Financial Corp.	2.050%	8/15/30	2,725	2,120
	CNO Financial Group Inc.	5.250%	5/30/29	3,198	3,015
	Comerica Bank	5.332%	8/25/33	4,000	3,303
	Comerica Inc.	4.000%	2/1/29	4,097	3,420
	Corebridge Financial Inc.	3.850%	4/5/29	8,778	7,879
	Corebridge Financial Inc.	3.900%	4/5/32	16,205	13,605
[4]	Corebridge Financial Inc.	6.050%	9/15/33	4,000	3,885
	Credit Suisse USA Inc.	7.125%	7/15/32	5,690	6,063
	Deutsche Bank AG	5.882%	7/8/31	2,563	2,249
[2]	Deutsche Bank AG	3.547%	9/18/31	17,256	13,897
	Deutsche Bank AG	3.729%	1/14/32	10,121	7,538
	Deutsche Bank AG	3.035%	5/28/32	897	686
	Deutsche Bank AG	3.742%	1/7/33	12,757	9,166
	Deutsche Bank AG	7.079%	2/10/34	12,285	11,091
[2]	Discover Bank	2.700%	2/6/30	6,364	4,914
	Discover Financial Services	6.700%	11/29/32	6,490	6,268
	Enstar Group Ltd.	4.950%	6/1/29	13,370	12,331
	Enstar Group Ltd.	3.100%	9/1/31	1,476	1,111
	Equitable Holdings Inc.	5.594%	1/11/33	4,220	3,994
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,980	5,365
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,360	3,541
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	6,155	5,745
	Fidelity National Financial Inc.	4.500%	8/15/28	4,326	4,025
	Fidelity National Financial Inc.	3.400%	6/15/30	7,088	6,008
	Fifth Third Bancorp	4.772%	7/28/30	4,363	3,958
	Fifth Third Bancorp	4.337%	4/25/33	4,980	4,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	First American Financial Corp.	4.000%	5/15/30	4,277	3,624
	First American Financial Corp.	2.400%	8/15/31	5,177	3,838
[2]	First Horizon Bank	5.750%	5/1/30	5,000	4,441
	Franklin Resources Inc.	1.600%	10/30/30	4,667	3,540
	FS KKR Capital Corp.	3.125%	10/12/28	4,725	3,844
	GATX Corp.	4.550%	11/7/28	4,144	3,872
	GATX Corp.	4.700%	4/1/29	2,310	2,154
	GATX Corp.	4.000%	6/30/30	5,336	4,691
	GATX Corp.	5.450%	9/15/33	6,000	5,625
	GE Capital Funding LLC	4.550%	5/15/32	5,169	4,761
	Globe Life Inc.	2.150%	8/15/30	4,368	3,383
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,543	3,717
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,970	17,578
	Goldman Sachs Group Inc.	1.992%	1/27/32	19,740	14,787
	Goldman Sachs Group Inc.	2.615%	4/22/32	40,280	31,440
	Goldman Sachs Group Inc.	2.383%	7/21/32	28,471	21,673
	Goldman Sachs Group Inc.	2.650%	10/21/32	29,955	23,152
	Goldman Sachs Group Inc.	6.125%	2/15/33	5,132	5,224
	Goldman Sachs Group Inc.	3.102%	2/24/33	33,760	26,997
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,468
	Hartford Financial Services Group Inc.	2.800%	8/19/29	4,935	4,232
	HSBC Holdings plc	4.950%	3/31/30	23,907	22,313
[2]	HSBC Holdings plc	3.973%	5/22/30	26,965	23,698
[2]	HSBC Holdings plc	2.848%	6/4/31	14,178	11,349
[2]	HSBC Holdings plc	2.357%	8/18/31	14,295	10,980
[2]	HSBC Holdings plc	7.625%	5/17/32	1,314	1,333
	HSBC Holdings plc	2.804%	5/24/32	14,644	11,340
	HSBC Holdings plc	2.871%	11/22/32	24,209	18,610
	HSBC Holdings plc	4.762%	3/29/33	14,188	12,110
	HSBC Holdings plc	5.402%	8/11/33	24,557	22,649
	HSBC Holdings plc	8.113%	11/3/33	12,745	13,445
	HSBC Holdings plc	6.254%	3/9/34	14,269	13,957
	HSBC Holdings plc	6.547%	6/20/34	20,738	19,735
	Huntington Bancshares Inc.	2.550%	2/4/30	8,910	7,023
	Huntington Bancshares Inc.	5.023%	5/17/33	3,420	3,013
	Huntington Bancshares Inc.	2.487%	8/15/36	5,519	3,881
	Huntington National Bank	5.650%	1/10/30	4,050	3,804
	ING Groep NV	4.550%	10/2/28	9,791	9,198
	ING Groep NV	4.050%	4/9/29	7,063	6,404
	ING Groep NV	2.727%	4/1/32	2,292	1,803
	ING Groep NV	4.252%	3/28/33	11,462	9,908
	ING Groep NV	6.114%	9/11/34	3,701	3,596
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	4.350%	6/15/29	12,285	11,554
	Intercontinental Exchange Inc.	2.100%	6/15/30	14,161	11,326
	Intercontinental Exchange Inc.	1.850%	9/15/32	13,887	10,152
	Intercontinental Exchange Inc.	4.600%	3/15/33	11,739	10,758
	Jackson Financial Inc.	3.125%	11/23/31	4,208	3,213
	Jefferies Financial Group Inc.	4.150%	1/23/30	6,623	5,836
	Jefferies Financial Group Inc.	2.625%	10/15/31	14,424	10,955
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	32,039	29,853
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	21,476	19,144
	JPMorgan Chase & Co.	4.565%	6/14/30	6,370	5,934
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	18,692	15,627
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	25,889	23,671
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	21,934	17,759
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	29,727	24,469
	JPMorgan Chase & Co.	1.764%	11/19/31	9,172	6,892
	JPMorgan Chase & Co.	1.953%	2/4/32	26,447	20,035
	JPMorgan Chase & Co.	2.580%	4/22/32	45,802	36,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	2.545%	11/8/32	24,428	18,903
	JPMorgan Chase & Co.	2.963%	1/25/33	29,762	23,736
	JPMorgan Chase & Co.	4.586%	4/26/33	16,460	14,821
	JPMorgan Chase & Co.	4.912%	7/25/33	36,289	33,388
	JPMorgan Chase & Co.	5.717%	9/14/33	29,974	28,850
	JPMorgan Chase & Co.	5.350%	6/1/34	34,482	32,728
	Kemper Corp.	2.400%	9/30/30	4,065	3,002
	Kemper Corp.	3.800%	2/23/32	2,450	1,927
[2]	KeyBank NA	4.900%	8/8/32	6,350	5,098
	KeyBank NA	5.000%	1/26/33	12,455	10,485
[2]	KeyCorp	2.550%	10/1/29	4,818	3,757
[2]	KeyCorp	4.789%	6/1/33	8,230	6,860
	Lazard Group LLC	4.375%	3/11/29	6,203	5,708
	Lincoln National Corp.	3.050%	1/15/30	5,108	4,160
	Lincoln National Corp.	3.400%	1/15/31	4,152	3,362
	Lincoln National Corp.	3.400%	3/1/32	1,694	1,330
	Lloyds Banking Group plc	4.650%	3/24/26	103	99
[2]	Lloyds Banking Group plc	3.574%	11/7/28	301	269
	Lloyds Banking Group plc	4.976%	8/11/33	8,771	7,803
	Lloyds Banking Group plc	7.953%	11/15/33	7,850	8,127
	Loews Corp.	3.200%	5/15/30	3,231	2,787
	M&T Bank Corp.	5.053%	1/27/34	8,746	7,578
	Manulife Financial Corp.	3.703%	3/16/32	5,745	5,027
	Markel Group Inc.	3.350%	9/17/29	2,500	2,195
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	15,039	14,250
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,858	5,488
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	3,940	3,094
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,030	5,032
	Mastercard Inc.	2.950%	6/1/29	11,699	10,402
	Mastercard Inc.	3.350%	3/26/30	14,105	12,609
	Mastercard Inc.	1.900%	3/15/31	2,880	2,289
	Mastercard Inc.	2.000%	11/18/31	6,908	5,411
	Mastercard Inc.	4.850%	3/9/33	6,350	6,115
	MetLife Inc.	4.550%	3/23/30	7,195	6,826
	MetLife Inc.	6.500%	12/15/32	5,477	5,733
	MetLife Inc.	5.375%	7/15/33	8,200	7,877
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	14,816	13,446
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,896	12,936
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	8,990	7,351
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	8,045	6,267
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	27,893	21,360
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	4,450	3,520
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	4,472	3,968
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,150	16,986
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	17,558	16,745
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	9,615	9,132
	Mizuho Financial Group Inc.	5.667%	5/27/29	8,000	7,861
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,735	5,732
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,096	5,076
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,500	2,793
	Mizuho Financial Group Inc.	5.739%	5/27/31	4,062	3,931
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	12,145	9,391
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,902	6,734
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,418	4,855
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,173	881
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	6,737
	Mizuho Financial Group Inc.	5.754%	5/27/34	8,000	7,700
	Mizuho Financial Group Inc.	5.748%	7/6/34	5,350	5,110
[2]	Morgan Stanley	4.431%	1/23/30	28,119	25,968
[2]	Morgan Stanley	2.699%	1/22/31	28,920	23,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley	3.622%	4/1/31	27,224	23,430
[2]	Morgan Stanley	1.794%	2/13/32	17,011	12,592
[2]	Morgan Stanley	1.928%	4/28/32	12,725	9,440
[2]	Morgan Stanley	2.239%	7/21/32	33,222	25,046
[2]	Morgan Stanley	2.511%	10/20/32	23,007	17,573
	Morgan Stanley	2.943%	1/21/33	17,017	13,375
	Morgan Stanley	4.889%	7/20/33	16,349	14,860
	Morgan Stanley	6.342%	10/18/33	31,875	32,101
[2]	Morgan Stanley	5.250%	4/21/34	25,691	23,859
[2]	Morgan Stanley	5.424%	7/21/34	22,450	21,208
	Morgan Stanley	2.484%	9/16/36	26,628	19,459
	Morgan Stanley	5.297%	4/20/37	16,880	15,075
	Morgan Stanley	5.948%	1/19/38	18,014	16,876
	Nasdaq Inc.	1.650%	1/15/31	3,467	2,614
[2]	NatWest Group plc	5.076%	1/27/30	14,114	13,150
[2]	NatWest Group plc	4.445%	5/8/30	9,355	8,429
	NatWest Group plc	6.016%	3/2/34	14,034	13,506
[2]	NatWest Group plc	3.032%	11/28/35	3,597	2,708
	Nomura Holdings Inc.	2.710%	1/22/29	4,105	3,434
	Nomura Holdings Inc.	5.605%	7/6/29	5,120	4,939
	Nomura Holdings Inc.	3.103%	1/16/30	17,645	14,596
	Nomura Holdings Inc.	2.679%	7/16/30	4,450	3,526
	Nomura Holdings Inc.	2.608%	7/14/31	3,565	2,719
	Nomura Holdings Inc.	2.999%	1/22/32	6,325	4,905
	Nomura Holdings Inc.	6.181%	1/18/33	4,425	4,354
	Northern Trust Corp.	3.150%	5/3/29	4,683	4,160
	Northern Trust Corp.	1.950%	5/1/30	4,614	3,649
	Northern Trust Corp.	6.125%	11/2/32	10,195	10,053
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	2,000	1,929
	ORIX Corp.	2.250%	3/9/31	4,550	3,597
	ORIX Corp.	4.000%	4/13/32	4,043	3,554
	ORIX Corp.	5.200%	9/13/32	3,799	3,641
	PartnerRe Finance B LLC	3.700%	7/2/29	4,115	3,652
	PartnerRe Finance B LLC	4.500%	10/1/50	3,750	3,172
[2]	PNC Bank NA	2.700%	10/22/29	7,145	5,808
	PNC Financial Services Group Inc.	3.450%	4/23/29	18,710	16,401
	PNC Financial Services Group Inc.	2.550%	1/22/30	10,621	8,606
	PNC Financial Services Group Inc.	4.626%	6/6/33	2,570	2,214
	PNC Financial Services Group Inc.	6.037%	10/28/33	18,607	18,012
	PNC Financial Services Group Inc.	5.068%	1/24/34	14,295	12,953
	PNC Financial Services Group Inc.	5.939%	8/18/34	7,350	7,062
	Primerica Inc.	2.800%	11/19/31	5,000	3,969
	Principal Financial Group Inc.	3.700%	5/15/29	3,840	3,451
	Principal Financial Group Inc.	2.125%	6/15/30	4,179	3,321
	Principal Financial Group Inc.	5.375%	3/15/33	3,255	3,125
	Progressive Corp.	3.200%	3/26/30	10,768	9,363
	Progressive Corp.	3.000%	3/15/32	1,965	1,644
	Progressive Corp.	4.950%	6/15/33	5,925	5,633
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,295	1,878
[2]	Prudential Financial Inc.	5.750%	7/15/33	3,048	3,073
[2]	Prudential Financial Inc.	5.700%	9/15/48	5,042	4,629
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,549	7,782
	Prudential Financial Inc.	5.125%	3/1/52	7,756	6,679
	Prudential Financial Inc.	6.000%	9/1/52	8,023	7,354
	Prudential Financial Inc.	6.750%	3/1/53	2,321	2,248
	Prudential Funding Asia plc	3.125%	4/14/30	5,890	5,037
	Prudential Funding Asia plc	3.625%	3/24/32	2,700	2,301
	Raymond James Financial Inc.	4.650%	4/1/30	9,190	8,643
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,259	5,585
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reinsurance Group of America Inc.	6.000%	9/15/33	2,544	2,454
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,385	2,979
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,356	5,975
[2]	Royal Bank of Canada	2.300%	11/3/31	19,784	15,314
	Royal Bank of Canada	3.875%	5/4/32	775	674
[2]	Royal Bank of Canada	5.000%	2/1/33	19,392	18,053
	Santander UK Group Holdings plc	2.896%	3/15/32	8,165	6,318
[2]	State Street Corp.	4.141%	12/3/29	6,076	5,707
	State Street Corp.	2.400%	1/24/30	14,126	11,672
	State Street Corp.	2.200%	3/3/31	8,665	6,641
	State Street Corp.	3.152%	3/30/31	1,915	1,629
	State Street Corp.	4.164%	8/4/33	7,747	6,747
	State Street Corp.	4.821%	1/26/34	6,040	5,502
	State Street Corp.	5.159%	5/18/34	6,260	5,819
[2]	State Street Corp.	3.031%	11/1/34	4,999	4,232
	Stewart Information Services Corp.	3.600%	11/15/31	3,680	2,700
	Stifel Financial Corp.	4.000%	5/15/30	4,248	3,598
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,105	2,885
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	21,490	18,355
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,464	4,687
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,560	7,992
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	877	859
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	22,600	18,686
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,352	9,662
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	7,826	6,036
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,543	6,488
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	13,674	13,360
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	16,275	15,916
	Synchrony Financial	5.150%	3/19/29	8,340	7,418
	Synchrony Financial	2.875%	10/28/31	844	598
[2]	Toronto-Dominion Bank	2.000%	9/10/31	8,559	6,519
[2]	Toronto-Dominion Bank	2.450%	1/12/32	6,765	5,230
[2]	Toronto-Dominion Bank	3.200%	3/10/32	11,718	9,584
	Toronto-Dominion Bank	4.456%	6/8/32	18,518	16,623
	Travelers Property Casualty Corp.	6.375%	3/15/33	610	648
[2]	Truist Bank	2.250%	3/11/30	11,912	9,119
[2]	Truist Financial Corp.	3.875%	3/19/29	9,148	8,006
[2]	Truist Financial Corp.	1.950%	6/5/30	10,020	7,648
[2]	Truist Financial Corp.	4.916%	7/28/33	6,205	5,291
[2]	Truist Financial Corp.	6.123%	10/28/33	10,854	10,443
[2]	Truist Financial Corp.	5.122%	1/26/34	8,450	7,552
[2]	Truist Financial Corp.	5.867%	6/8/34	12,880	12,137
	Unum Group	4.000%	6/15/29	2,545	2,290
[2]	US Bancorp	3.000%	7/30/29	8,883	7,446
[2]	US Bancorp	1.375%	7/22/30	9,690	7,060
[2]	US Bancorp	2.677%	1/27/33	5,335	4,023
[2]	US Bancorp	4.967%	7/22/33	11,964	10,427
	US Bancorp	5.850%	10/21/33	14,745	13,964
	US Bancorp	4.839%	2/1/34	20,342	17,950
	US Bancorp	5.836%	6/12/34	7,390	6,961
	US Bancorp	2.491%	11/3/36	11,367	7,954
	Visa Inc.	2.050%	4/15/30	10,530	8,697
	Visa Inc.	1.100%	2/15/31	8,854	6,685
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,207
[2]	Wells Fargo & Co.	4.150%	1/24/29	19,288	17,705
[2]	Wells Fargo & Co.	2.879%	10/30/30	33,266	27,688
[2]	Wells Fargo & Co.	2.572%	2/11/31	25,742	20,809
[2]	Wells Fargo & Co.	4.478%	4/4/31	27,700	25,126
[2]	Wells Fargo & Co.	3.350%	3/2/33	31,478	25,415
[2]	Wells Fargo & Co.	4.897%	7/25/33	25,264	22,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	5.389%	4/24/34	32,084	30,048
[2]	Wells Fargo & Co.	5.557%	7/25/34	34,926	33,096
	Western Union Co.	2.750%	3/15/31	3,000	2,292
	Westpac Banking Corp.	1.953%	11/20/28	15,080	12,755
	Westpac Banking Corp.	2.650%	1/16/30	3,465	2,952
	Westpac Banking Corp.	5.405%	8/10/33	2,845	2,589
	Westpac Banking Corp.	4.110%	7/24/34	14,384	12,423
	Westpac Banking Corp.	2.668%	11/15/35	14,455	10,822
	Westpac Banking Corp.	3.020%	11/18/36	11,530	8,542
	Willis North America Inc.	2.950%	9/15/29	4,537	3,867
	Willis North America Inc.	5.350%	5/15/33	6,300	5,876
	Wintrust Financial Corp.	4.850%	6/6/29	2,578	2,250
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,376
					4,024,085
Health Care (3.6%)
	Abbott Laboratories	1.400%	6/30/30	5,445	4,316
	AbbVie Inc.	4.250%	11/14/28	14,740	14,005
	AbbVie Inc.	3.200%	11/21/29	45,105	39,796
	Adventist Health System	2.952%	3/1/29	2,774	2,400
	Adventist Health System	5.430%	3/1/32	3,000	2,897
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	3,280	3,071
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,135	1,725
	Agilent Technologies Inc.	2.750%	9/15/29	4,031	3,440
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,446
	Agilent Technologies Inc.	2.300%	3/12/31	6,875	5,435
	Amgen Inc.	1.650%	8/15/28	7,464	6,275
	Amgen Inc.	4.050%	8/18/29	6,630	6,146
	Amgen Inc.	2.450%	2/21/30	14,631	12,108
	Amgen Inc.	5.250%	3/2/30	25,770	25,168
	Amgen Inc.	2.300%	2/25/31	12,529	10,028
	Amgen Inc.	2.000%	1/15/32	7,210	5,458
	Amgen Inc.	3.350%	2/22/32	11,279	9,505
	Amgen Inc.	4.200%	3/1/33	4,539	4,025
	Amgen Inc.	5.250%	3/2/33	42,620	40,730
[2]	Ascension Health	2.532%	11/15/29	5,745	4,893
	AstraZeneca Finance LLC	4.900%	3/3/30	5,886	5,733
	AstraZeneca Finance LLC	2.250%	5/28/31	3,132	2,518
	AstraZeneca Finance LLC	4.875%	3/3/33	4,800	4,624
	AstraZeneca plc	4.000%	1/17/29	8,699	8,186
	AstraZeneca plc	1.375%	8/6/30	17,124	13,229
	Banner Health	2.338%	1/1/30	2,875	2,382
	Banner Health	1.897%	1/1/31	2,250	1,752
	Baxter International Inc.	2.272%	12/1/28	12,475	10,519
	Baxter International Inc.	3.950%	4/1/30	5,874	5,228
	Baxter International Inc.	1.730%	4/1/31	6,720	5,024
	Baxter International Inc.	2.539%	2/1/32	12,798	9,911
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,092	846
	Becton Dickinson & Co.	2.823%	5/20/30	6,249	5,255
	Becton Dickinson & Co.	1.957%	2/11/31	1,522	1,190
	Becton Dickinson & Co.	4.298%	8/22/32	7,179	6,480
	Biogen Inc.	2.250%	5/1/30	7,321	5,842
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,435	5,411
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,444
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,489	4,006
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,050	818
	Boston Scientific Corp.	2.650%	6/1/30	8,380	7,004
	Bristol-Myers Squibb Co.	3.400%	7/26/29	16,758	15,185
	Bristol-Myers Squibb Co.	1.450%	11/13/30	10,765	8,263
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,389	12,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cedars-Sinai Health System	2.288%	8/15/31	2,301	1,806
	Cencora Inc.	2.800%	5/15/30	3,540	2,965
	Cencora Inc.	2.700%	3/15/31	11,067	9,006
	Centene Corp.	4.625%	12/15/29	21,245	19,164
	Centene Corp.	3.375%	2/15/30	9,150	7,635
	Centene Corp.	3.000%	10/15/30	19,045	15,358
	Centene Corp.	2.500%	3/1/31	17,598	13,532
	Centene Corp.	2.625%	8/1/31	22,458	17,195
[2]	CHRISTUS Health	4.341%	7/1/28	3,110	2,941
	Cigna Group	4.375%	10/15/28	21,527	20,340
	Cigna Group	2.400%	3/15/30	13,163	10,778
	Cigna Group	2.375%	3/15/31	12,507	9,974
	Cigna Group	5.400%	3/15/33	10,000	9,686
	CommonSpirit Health	3.347%	10/1/29	8,904	7,740
	CommonSpirit Health	2.782%	10/1/30	2,300	1,897
	CVS Health Corp.	5.000%	1/30/29	8,915	8,625
	CVS Health Corp.	3.250%	8/15/29	14,246	12,461
	CVS Health Corp.	5.125%	2/21/30	12,780	12,274
	CVS Health Corp.	3.750%	4/1/30	10,528	9,309
	CVS Health Corp.	1.750%	8/21/30	10,315	7,927
	CVS Health Corp.	5.250%	1/30/31	7,100	6,822
	CVS Health Corp.	1.875%	2/28/31	19,396	14,757
	CVS Health Corp.	2.125%	9/15/31	6,405	4,897
	CVS Health Corp.	5.250%	2/21/33	14,490	13,704
	CVS Health Corp.	5.300%	6/1/33	10,125	9,592
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,325	5,299
	DH Europe Finance II Sarl	2.600%	11/15/29	5,531	4,744
	Elevance Health Inc.	2.875%	9/15/29	10,425	8,983
	Elevance Health Inc.	2.250%	5/15/30	14,559	11,821
	Elevance Health Inc.	2.550%	3/15/31	8,254	6,681
	Elevance Health Inc.	5.500%	10/15/32	5,290	5,205
	Elevance Health Inc.	4.750%	2/15/33	8,008	7,453
	Eli Lilly & Co.	3.375%	3/15/29	7,161	6,583
	Eli Lilly & Co.	4.700%	2/27/33	7,695	7,400
	GE HealthCare Technologies Inc.	5.857%	3/15/30	6,178	6,125
	GE HealthCare Technologies Inc.	5.905%	11/22/32	17,125	16,984
	Gilead Sciences Inc.	5.250%	10/15/33	4,500	4,389
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,725	7,049
	HCA Inc.	5.875%	2/1/29	7,630	7,495
	HCA Inc.	3.375%	3/15/29	3,510	3,076
	HCA Inc.	4.125%	6/15/29	19,520	17,646
	HCA Inc.	3.500%	9/1/30	22,295	18,888
	HCA Inc.	2.375%	7/15/31	10,702	8,182
	HCA Inc.	3.625%	3/15/32	18,760	15,557
	HCA Inc.	5.500%	6/1/33	10,364	9,801
	Humana Inc.	3.125%	8/15/29	4,586	4,005
	Humana Inc.	4.875%	4/1/30	3,925	3,714
	Humana Inc.	2.150%	2/3/32	10,750	8,112
	Humana Inc.	5.875%	3/1/33	6,725	6,685
	Illumina Inc.	2.550%	3/23/31	4,465	3,465
	Johnson & Johnson	1.300%	9/1/30	9,735	7,656
	Johnson & Johnson	4.950%	5/15/33	4,023	4,041
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,415	5,512
	Medtronic Global Holdings SCA	4.500%	3/30/33	9,185	8,549
	Merck & Co. Inc.	3.400%	3/7/29	15,717	14,368
	Merck & Co. Inc.	4.300%	5/17/30	3,060	2,887
	Merck & Co. Inc.	1.450%	6/24/30	5,431	4,252
	Merck & Co. Inc.	2.150%	12/10/31	25,115	19,824
	Merck & Co. Inc.	4.500%	5/17/33	12,905	12,074
	Novartis Capital Corp.	2.200%	8/14/30	9,730	8,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,116
	OhioHealth Corp.	2.297%	11/15/31	2,520	1,986
	Pfizer Inc.	3.450%	3/15/29	15,752	14,485
	Pfizer Inc.	2.625%	4/1/30	10,555	9,015
	Pfizer Inc.	1.700%	5/28/30	7,820	6,268
	Pfizer Inc.	1.750%	8/18/31	10,859	8,400
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	24,929	23,851
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	41,139	38,984
	Pharmacia LLC	6.600%	12/1/28	5,076	5,365
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,450	1,102
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,356	4,462
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	2,950	2,834
	Quest Diagnostics Inc.	4.200%	6/30/29	5,060	4,717
	Quest Diagnostics Inc.	2.950%	6/30/30	4,558	3,829
	Quest Diagnostics Inc.	2.800%	6/30/31	2,118	1,738
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	10,304	7,931
	Revvity Inc.	3.300%	9/15/29	7,736	6,700
	Revvity Inc.	2.550%	3/15/31	1,820	1,434
	Revvity Inc.	2.250%	9/15/31	4,281	3,254
	Royalty Pharma plc	2.200%	9/2/30	8,796	6,809
	Royalty Pharma plc	2.150%	9/2/31	4,623	3,458
[2]	Rush Obligated Group	3.922%	11/15/29	3,150	2,865
	Smith & Nephew plc	2.032%	10/14/30	8,282	6,373
[2]	Stanford Health Care	3.310%	8/15/30	2,687	2,349
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,744	4,650
[2]	Sutter Health	2.294%	8/15/30	6,125	4,934
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	12,787	12,496
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	21,542	17,322
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	5,536	4,679
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	3,976	3,415
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,360	14,992
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	5,294	5,082
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	8,205	7,928
	UnitedHealth Group Inc.	2.950%	10/15/27	618	565
	UnitedHealth Group Inc.	3.875%	12/15/28	9,781	9,183
	UnitedHealth Group Inc.	4.250%	1/15/29	12,199	11,601
	UnitedHealth Group Inc.	4.000%	5/15/29	1,665	1,558
	UnitedHealth Group Inc.	2.875%	8/15/29	8,126	7,125
	UnitedHealth Group Inc.	2.000%	5/15/30	8,007	6,481
	UnitedHealth Group Inc.	2.300%	5/15/31	17,458	14,073
	UnitedHealth Group Inc.	4.200%	5/15/32	19,864	18,102
	UnitedHealth Group Inc.	5.350%	2/15/33	11,978	11,853
	UnitedHealth Group Inc.	4.500%	4/15/33	12,230	11,312
	Universal Health Services Inc.	2.650%	10/15/30	8,895	6,917
	UPMC	5.035%	5/15/33	2,440	2,297
	Viatris Inc.	2.700%	6/22/30	10,388	8,106
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	7,509	5,912
	Zoetis Inc.	2.000%	5/15/30	1,764	1,412
	Zoetis Inc.	5.600%	11/16/32	5,975	5,953
					1,260,793
Industrials (2.4%)
[2]	3M Co.	3.375%	3/1/29	4,575	4,085
	3M Co.	2.375%	8/26/29	10,097	8,430
	3M Co.	3.050%	4/15/30	3,315	2,862
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,573	3,561
	Allegion plc	3.500%	10/1/29	3,645	3,182
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,076	3,825
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,678	4,647

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,018	2,692
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	892	806
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	4,012	3,581
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,430	2,079
	Amphenol Corp.	4.350%	6/1/29	2,112	2,005
	Amphenol Corp.	2.800%	2/15/30	10,908	9,272
	Amphenol Corp.	2.200%	9/15/31	4,149	3,244
[2]	BNSF Funding Trust I	6.613%	12/15/55	100	97
	Boeing Co.	3.450%	11/1/28	7,431	6,683
	Boeing Co.	3.200%	3/1/29	11,736	10,302
	Boeing Co.	2.950%	2/1/30	8,564	7,213
	Boeing Co.	5.150%	5/1/30	26,575	25,392
	Boeing Co.	3.625%	2/1/31	12,698	10,946
	Canadian National Railway Co.	3.850%	8/5/32	4,000	3,556
	Canadian Pacific Railway Co.	2.875%	11/15/29	3,580	3,073
	Canadian Pacific Railway Co.	2.050%	3/5/30	6,760	5,466
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	14,164
	Carrier Global Corp.	2.722%	2/15/30	18,865	15,728
	Carrier Global Corp.	2.700%	2/15/31	2,816	2,282
	Caterpillar Inc.	2.600%	9/19/29	4,637	4,050
	Caterpillar Inc.	2.600%	4/9/30	13,865	11,878
	CNH Industrial Capital LLC	5.500%	1/12/29	2,500	2,457
	CSX Corp.	4.250%	3/15/29	8,978	8,481
	CSX Corp.	2.400%	2/15/30	1,075	894
	CSX Corp.	4.100%	11/15/32	13,407	12,044
	Deere & Co.	5.375%	10/16/29	1,685	1,706
	Deere & Co.	3.100%	4/15/30	8,096	7,118
[4]	Delta Air Lines Inc.	4.750%	10/20/28	7,000	6,658
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	5,744	5,032
	Dover Corp.	2.950%	11/4/29	2,238	1,932
	Eaton Corp.	4.000%	11/2/32	5,810	5,225
	Eaton Corp.	4.150%	3/15/33	19,839	17,926
	Emerson Electric Co.	2.000%	12/21/28	11,850	10,128
	Emerson Electric Co.	1.950%	10/15/30	4,075	3,254
	Emerson Electric Co.	2.200%	12/21/31	15,685	12,482
	FedEx Corp.	4.200%	10/17/28	2,155	2,044
	FedEx Corp.	3.100%	8/5/29	7,945	6,982
	FedEx Corp.	4.250%	5/15/30	7,104	6,552
	FedEx Corp.	2.400%	5/15/31	4,969	3,985
	Flowserve Corp.	3.500%	10/1/30	4,785	3,985
	General Dynamics Corp.	3.625%	4/1/30	10,683	9,682
	General Dynamics Corp.	2.250%	6/1/31	4,114	3,322
	GXO Logistics Inc.	2.650%	7/15/31	4,662	3,553
	HEICO Corp.	5.350%	8/1/33	8,150	7,722
	Honeywell International Inc.	4.250%	1/15/29	6,500	6,206
	Honeywell International Inc.	2.700%	8/15/29	5,529	4,822
	Honeywell International Inc.	1.950%	6/1/30	10,444	8,442
	Honeywell International Inc.	1.750%	9/1/31	5,238	4,017
	Honeywell International Inc.	5.000%	2/15/33	13,095	12,691
	Honeywell International Inc.	4.500%	1/15/34	10,000	9,281
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,679	4,221
	IDEX Corp.	3.000%	5/1/30	4,646	3,928
	Ingersoll Rand Inc.	5.700%	8/14/33	9,000	8,686
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,040	1,932
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,244	1,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	278	234
[2]	John Deere Capital Corp.	3.450%	3/7/29	7,097	6,475
[2]	John Deere Capital Corp.	2.800%	7/18/29	4,903	4,315
[2]	John Deere Capital Corp.	2.450%	1/9/30	8,105	6,882
[2]	John Deere Capital Corp.	4.700%	6/10/30	4,740	4,552
	John Deere Capital Corp.	1.450%	1/15/31	4,213	3,243
[2]	John Deere Capital Corp.	3.900%	6/7/32	18,449	16,585
[2]	John Deere Capital Corp.	4.350%	9/15/32	4,499	4,179
[2]	John Deere Capital Corp.	5.150%	9/8/33	8,500	8,308
	Johnson Controls International plc	1.750%	9/15/30	2,495	1,934
	Johnson Controls International plc	2.000%	9/16/31	3,349	2,557
	Johnson Controls International plc	4.900%	12/1/32	2,960	2,824
	Kennametal Inc.	2.800%	3/1/31	340	266
	Keysight Technologies Inc.	3.000%	10/30/29	4,147	3,558
	L3Harris Technologies Inc.	1.800%	1/15/31	4,725	3,602
	L3Harris Technologies Inc.	5.400%	7/31/33	12,500	12,015
[4]	LKQ Corp.	6.250%	6/15/33	5,000	4,836
	Lockheed Martin Corp.	1.850%	6/15/30	8,327	6,703
	Lockheed Martin Corp.	3.900%	6/15/32	5,940	5,330
	Lockheed Martin Corp.	5.250%	1/15/33	9,420	9,313
	Lockheed Martin Corp.	4.750%	2/15/34	5,000	4,734
	Norfolk Southern Corp.	2.550%	11/1/29	4,125	3,478
	Norfolk Southern Corp.	5.050%	8/1/30	5,100	4,912
	Norfolk Southern Corp.	2.300%	5/15/31	2,045	1,638
	Norfolk Southern Corp.	3.000%	3/15/32	4,500	3,703
	Norfolk Southern Corp.	4.450%	3/1/33	5,000	4,568
	Northrop Grumman Corp.	4.400%	5/1/30	8,334	7,796
	Northrop Grumman Corp.	4.700%	3/15/33	8,220	7,664
	nVent Finance Sarl	2.750%	11/15/31	1,580	1,204
	nVent Finance Sarl	5.650%	5/15/33	5,000	4,652
	Oshkosh Corp.	3.100%	3/1/30	2,225	1,898
	Otis Worldwide Corp.	2.565%	2/15/30	16,410	13,603
	Parker-Hannifin Corp.	3.250%	6/14/29	12,426	11,035
	Parker-Hannifin Corp.	4.500%	9/15/29	15,932	15,064
	Pentair Finance Sarl	5.900%	7/15/32	3,265	3,189
[4]	Regal Rexnord Corp.	6.300%	2/15/30	9,075	8,794
[4]	Regal Rexnord Corp.	6.400%	4/15/33	10,185	9,805
	Republic Services Inc.	4.875%	4/1/29	2,210	2,148
	Republic Services Inc.	2.300%	3/1/30	13,088	10,778
	Republic Services Inc.	1.450%	2/15/31	5,150	3,860
	Republic Services Inc.	5.000%	4/1/34	5,000	4,732
	Rockwell Automation Inc.	3.500%	3/1/29	4,865	4,476
	Rockwell Automation Inc.	1.750%	8/15/31	1,355	1,042
	RTX Corp.	4.125%	11/16/28	16,217	15,097
	RTX Corp.	2.250%	7/1/30	8,312	6,694
	RTX Corp.	1.900%	9/1/31	10,051	7,588
	RTX Corp.	2.375%	3/15/32	17,274	13,307
	RTX Corp.	5.150%	2/27/33	9,955	9,423
	Southwest Airlines Co.	3.450%	11/16/27	2,000	1,830
	Southwest Airlines Co.	2.625%	2/10/30	6,335	5,211
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,007	907
	Teledyne Technologies Inc.	2.750%	4/1/31	9,911	8,008
	Textron Inc.	3.900%	9/17/29	3,511	3,157
	Textron Inc.	3.000%	6/1/30	5,560	4,678
	Timken Co.	4.500%	12/15/28	3,705	3,442
	Trane Technologies Financing Ltd.	3.800%	3/21/29	5,747	5,297
	Trane Technologies Financing Ltd.	5.250%	3/3/33	2,805	2,702
	Trimble Inc.	6.100%	3/15/33	5,525	5,421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triton Container International Ltd.	3.250%	3/15/32	5,080	3,812
	Tyco Electronics Group SA	2.500%	2/4/32	5,450	4,364
	Union Pacific Corp.	3.700%	3/1/29	6,315	5,864
	Union Pacific Corp.	2.400%	2/5/30	4,306	3,605
	Union Pacific Corp.	2.375%	5/20/31	1,560	1,264
	Union Pacific Corp.	2.800%	2/14/32	9,451	7,772
	Union Pacific Corp.	4.500%	1/20/33	2,785	2,589
	Union Pacific Corp.	2.891%	4/6/36	5,000	3,762
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	8,030	7,808
[2]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,665	2,343
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,160	955
	United Parcel Service Inc.	3.400%	3/15/29	10,269	9,419
	United Parcel Service Inc.	2.500%	9/1/29	5,402	4,647
	United Parcel Service Inc.	4.450%	4/1/30	6,469	6,185
	United Parcel Service Inc.	4.875%	3/3/33	8,390	8,091
	United Parcel Service of America Inc.	7.620%	4/1/30	550	624
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	210	208
[4]	Veralto Corp.	5.450%	9/18/33	6,000	5,810
	Vontier Corp.	2.950%	4/1/31	4,987	3,837
	Waste Connections Inc.	3.500%	5/1/29	5,080	4,603
	Waste Connections Inc.	2.600%	2/1/30	6,490	5,448
	Waste Connections Inc.	2.200%	1/15/32	7,680	5,911
	Waste Connections Inc.	3.200%	6/1/32	4,048	3,352
	Waste Connections Inc.	4.200%	1/15/33	6,301	5,614
	Waste Management Inc.	4.875%	2/15/29	5,010	4,891
	Waste Management Inc.	2.000%	6/1/29	2,680	2,234
	Waste Management Inc.	4.625%	2/15/30	2,780	2,654
	Waste Management Inc.	1.500%	3/15/31	11,590	8,785
	Waste Management Inc.	4.150%	4/15/32	5,300	4,824
	Waste Management Inc.	4.625%	2/15/33	2,690	2,504
	Waste Management Inc.	4.875%	2/15/34	5,000	4,729
	Xylem Inc.	2.250%	1/30/31	2,258	1,795
					859,158
Materials (1.3%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,493	6,147
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,925	4,722
	Albemarle Corp.	5.050%	6/1/32	4,768	4,340
	Amcor Finance USA Inc.	5.625%	5/26/33	5,249	5,037
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,460
	Amcor Flexibles North America Inc.	2.630%	6/19/30	11,590	9,365
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,544	3,603
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	6,066	5,117
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,150	4,950
	ArcelorMittal SA	4.250%	7/16/29	4,148	3,848
	ArcelorMittal SA	6.800%	11/29/32	8,580	8,521
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,000	6,836
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	7,725	7,318
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	11,375	10,979
	Cabot Corp.	4.000%	7/1/29	3,010	2,724
	Cabot Corp.	5.000%	6/30/32	1,045	953
	Carlisle Cos. Inc.	3.750%	12/1/27	3,954	3,668
	Carlisle Cos. Inc.	2.750%	3/1/30	7,395	6,109
	Carlisle Cos. Inc.	2.200%	3/1/32	4,450	3,368
	Celanese US Holdings LLC	6.350%	11/15/28	8,000	7,898
	Celanese US Holdings LLC	6.330%	7/15/29	3,805	3,730
	Celanese US Holdings LLC	6.550%	11/15/30	9,880	9,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Celanese US Holdings LLC	6.379%	7/15/32	8,435	8,126
	Dow Chemical Co.	4.800%	11/30/28	6,942	6,719
	Dow Chemical Co.	7.375%	11/1/29	3,800	4,078
	Dow Chemical Co.	2.100%	11/15/30	7,350	5,825
	Dow Chemical Co.	6.300%	3/15/33	3,111	3,206
	DuPont de Nemours Inc.	4.725%	11/15/28	14,656	14,164
	Eagle Materials Inc.	2.500%	7/1/31	6,145	4,792
	Eastman Chemical Co.	4.500%	12/1/28	2,550	2,399
	Eastman Chemical Co.	5.750%	3/8/33	4,185	3,991
	Ecolab Inc.	4.800%	3/24/30	5,610	5,460
	Ecolab Inc.	1.300%	1/30/31	4,600	3,477
	Ecolab Inc.	2.125%	2/1/32	5,460	4,285
	EIDP Inc.	2.300%	7/15/30	5,000	4,048
	EIDP Inc.	4.800%	5/15/33	4,900	4,566
	FMC Corp.	3.450%	10/1/29	7,720	6,498
	FMC Corp.	5.650%	5/18/33	4,185	3,778
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	4,723
	Freeport-McMoRan Inc.	4.250%	3/1/30	5,325	4,713
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	4,622
	Georgia-Pacific LLC	7.750%	11/15/29	5,005	5,509
[4]	Georgia-Pacific LLC	2.300%	4/30/30	2,739	2,226
	Huntsman International LLC	4.500%	5/1/29	6,506	5,878
	Huntsman International LLC	2.950%	6/15/31	3,400	2,635
[4]	Kinross Gold Corp.	6.250%	7/15/33	3,264	3,136
	Linde Inc.	1.100%	8/10/30	6,050	4,642
	LYB International Finance III LLC	2.250%	10/1/30	4,085	3,242
	LYB International Finance III LLC	5.625%	5/15/33	4,287	4,123
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,458	4,470
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,044	4,733
	NewMarket Corp.	2.700%	3/18/31	3,710	2,908
	Newmont Corp.	2.800%	10/1/29	6,190	5,243
	Newmont Corp.	2.250%	10/1/30	8,575	6,834
	Newmont Corp.	2.600%	7/15/32	7,783	6,092
	Nucor Corp.	2.700%	6/1/30	5,100	4,256
	Nucor Corp.	3.125%	4/1/32	1,550	1,277
	Nutrien Ltd.	4.200%	4/1/29	4,316	3,998
	Nutrien Ltd.	2.950%	5/13/30	6,243	5,215
	Packaging Corp. of America	3.000%	12/15/29	4,292	3,667
	PPG Industries Inc.	2.800%	8/15/29	1,553	1,341
	PPG Industries Inc.	2.550%	6/15/30	5,225	4,300
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,000	3,132
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,700	7,383
	Rohm & Haas Co.	7.850%	7/15/29	7,486	8,131
	RPM International Inc.	4.550%	3/1/29	2,972	2,750
	RPM International Inc.	2.950%	1/15/32	2,228	1,734
	Sherwin-Williams Co.	2.950%	8/15/29	7,837	6,773
	Sherwin-Williams Co.	2.300%	5/15/30	3,304	2,676
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,509
	Sonoco Products Co.	2.850%	2/1/32	4,180	3,338
	Steel Dynamics Inc.	3.450%	4/15/30	5,759	4,993
	Steel Dynamics Inc.	3.250%	1/15/31	7,244	6,124
	Suzano Austria GmbH	2.500%	9/15/28	1,900	1,578
	Suzano Austria GmbH	6.000%	1/15/29	16,712	16,254
	Suzano Austria GmbH	5.000%	1/15/30	9,918	9,020
	Suzano Austria GmbH	3.750%	1/15/31	7,650	6,295
[2]	Suzano Austria GmbH	3.125%	1/15/32	8,335	6,385
	Teck Resources Ltd.	3.900%	7/15/30	5,250	4,559
	Vale Overseas Ltd.	3.750%	7/8/30	12,403	10,582
	Vale Overseas Ltd.	6.125%	6/12/33	12,250	11,826
	Vulcan Materials Co.	3.500%	6/1/30	6,312	5,499

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westlake Corp.	3.375%	6/15/30	2,490	2,112
	WestRock MWV LLC	8.200%	1/15/30	3,690	4,067
	WRKCo Inc.	4.900%	3/15/29	5,670	5,407
	WRKCo Inc.	4.200%	6/1/32	2,605	2,309
	WRKCo Inc.	3.000%	6/15/33	4,740	3,711
	Yamana Gold Inc.	2.630%	8/15/31	3,089	2,368
					450,070
Real Estate (2.4%)
	Agree LP	4.800%	10/1/32	3,655	3,241
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,251	2,080
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,468	4,552
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,067	982
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	8,668	8,060
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,323	1,935
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	7,509	5,459
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	6,192	4,385
	American Assets Trust LP	3.375%	2/1/31	4,397	3,287
	American Homes 4 Rent LP	4.900%	2/15/29	3,830	3,610
	American Homes 4 Rent LP	2.375%	7/15/31	3,371	2,569
	American Homes 4 Rent LP	3.625%	4/15/32	4,360	3,598
	American Tower Corp.	3.950%	3/15/29	6,792	6,139
	American Tower Corp.	3.800%	8/15/29	9,625	8,561
	American Tower Corp.	2.900%	1/15/30	9,191	7,643
	American Tower Corp.	1.875%	10/15/30	5,671	4,289
	American Tower Corp.	2.700%	4/15/31	6,178	4,900
	American Tower Corp.	2.300%	9/15/31	8,943	6,779
	American Tower Corp.	4.050%	3/15/32	5,470	4,711
	American Tower Corp.	5.650%	3/15/33	6,615	6,353
	American Tower Corp.	5.550%	7/15/33	6,234	5,942
	AvalonBay Communities Inc.	1.900%	12/1/28	7,145	6,019
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	5,217	4,611
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	6,160	5,034
	AvalonBay Communities Inc.	2.050%	1/15/32	6,300	4,872
	AvalonBay Communities Inc.	5.000%	2/15/33	5,397	5,143
	Boston Properties LP	4.500%	12/1/28	8,821	7,982
	Boston Properties LP	3.400%	6/21/29	10,988	9,165
	Boston Properties LP	2.900%	3/15/30	2,387	1,888
	Boston Properties LP	3.250%	1/30/31	11,095	8,723
	Boston Properties LP	2.550%	4/1/32	4,307	3,109
	Boston Properties LP	2.450%	10/1/33	750	510
	Brixmor Operating Partnership LP	4.125%	5/15/29	7,623	6,787
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,291
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	4,873
	Broadstone Net Lease LLC	2.600%	9/15/31	3,118	2,184
	Camden Property Trust	4.100%	10/15/28	5,253	4,909
	Camden Property Trust	3.150%	7/1/29	14,064	12,422
	Camden Property Trust	2.800%	5/15/30	5,192	4,394
	CBRE Services Inc.	2.500%	4/1/31	4,375	3,382
	Corporate Office Properties LP	2.000%	1/15/29	4,990	3,895
	Corporate Office Properties LP	2.750%	4/15/31	4,018	3,003
	Crown Castle Inc.	4.300%	2/15/29	2,922	2,693
	Crown Castle Inc.	3.100%	11/15/29	6,365	5,413
	Crown Castle Inc.	3.300%	7/1/30	6,311	5,324
	Crown Castle Inc.	2.250%	1/15/31	9,458	7,342
	Crown Castle Inc.	2.100%	4/1/31	8,140	6,210
	Crown Castle Inc.	2.500%	7/15/31	6,195	4,824
	Crown Castle Inc.	5.100%	5/1/33	6,060	5,586
	CubeSmart LP	2.250%	12/15/28	3,940	3,296
	CubeSmart LP	4.375%	2/15/29	5,858	5,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CubeSmart LP	3.000%	2/15/30	5,769	4,797
	CubeSmart LP	2.500%	2/15/32	4,481	3,409
	Digital Realty Trust LP	3.600%	7/1/29	8,523	7,529
	EPR Properties	3.750%	8/15/29	4,337	3,478
	Equinix Inc.	3.200%	11/18/29	14,792	12,637
	Equinix Inc.	2.150%	7/15/30	5,392	4,221
	Equinix Inc.	2.500%	5/15/31	8,709	6,794
	Equinix Inc.	3.900%	4/15/32	7,115	6,077
	ERP Operating LP	4.150%	12/1/28	4,978	4,672
	ERP Operating LP	3.000%	7/1/29	6,393	5,576
	ERP Operating LP	2.500%	2/15/30	3,823	3,164
	ERP Operating LP	1.850%	8/1/31	4,825	3,652
	Essential Properties LP	2.950%	7/15/31	3,285	2,394
	Essex Portfolio LP	4.000%	3/1/29	5,130	4,654
	Essex Portfolio LP	3.000%	1/15/30	5,038	4,181
	Essex Portfolio LP	1.650%	1/15/31	850	623
	Essex Portfolio LP	2.550%	6/15/31	864	670
	Essex Portfolio LP	2.650%	3/15/32	7,405	5,690
	Extra Space Storage LP	4.000%	6/15/29	4,550	4,072
	Extra Space Storage LP	5.500%	7/1/30	1,615	1,563
	Extra Space Storage LP	2.200%	10/15/30	3,325	2,578
	Extra Space Storage LP	2.550%	6/1/31	4,186	3,258
	Extra Space Storage LP	2.400%	10/15/31	5,000	3,825
	Extra Space Storage LP	2.350%	3/15/32	5,665	4,271
	Federal Realty OP LP	3.200%	6/15/29	4,750	4,064
	Federal Realty OP LP	3.500%	6/1/30	5,655	4,812
	GLP Capital LP	5.300%	1/15/29	6,502	6,028
	GLP Capital LP	4.000%	1/15/30	5,840	4,965
	GLP Capital LP	4.000%	1/15/31	4,983	4,148
	GLP Capital LP	3.250%	1/15/32	5,275	4,089
	Healthcare Realty Holdings LP	3.100%	2/15/30	980	814
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,857	5,129
	Healthpeak OP LLC	2.125%	12/1/28	2,153	1,808
	Healthpeak OP LLC	3.500%	7/15/29	2,382	2,098
	Healthpeak OP LLC	3.000%	1/15/30	8,793	7,422
	Healthpeak OP LLC	2.875%	1/15/31	6,285	5,098
	Healthpeak OP LLC	5.250%	12/15/32	6,220	5,776
	Highwoods Realty LP	4.200%	4/15/29	6,357	5,392
	Highwoods Realty LP	3.050%	2/15/30	4,445	3,414
	Highwoods Realty LP	2.600%	2/1/31	3,547	2,551
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	5,694	4,785
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	4,308	3,588
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	2,291	1,758
	Hudson Pacific Properties LP	4.650%	4/1/29	4,078	3,099
	Hudson Pacific Properties LP	3.250%	1/15/30	3,346	2,295
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,381	1,311
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,515	7,037
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	2,207	1,894
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	2,311	2,150
	Kilroy Realty LP	4.750%	12/15/28	2,483	2,242
	Kilroy Realty LP	4.250%	8/15/29	3,877	3,317
	Kilroy Realty LP	3.050%	2/15/30	4,197	3,297
	Kilroy Realty LP	2.500%	11/15/32	2,680	1,830
	Kimco Realty OP LLC	2.700%	10/1/30	3,962	3,182
	Kimco Realty OP LLC	2.250%	12/1/31	757	567
	Kimco Realty OP LLC	3.200%	4/1/32	9,074	7,286
	Kimco Realty OP LLC	4.600%	2/1/33	5,292	4,699
	Kite Realty Group Trust	4.750%	9/15/30	2,476	2,218
	LXP Industrial Trust	2.700%	9/15/30	2,840	2,203
	LXP Industrial Trust	2.375%	10/1/31	3,863	2,834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-America Apartments LP	3.950%	3/15/29	5,330	4,916
	Mid-America Apartments LP	2.750%	3/15/30	1,517	1,273
	National Health Investors Inc.	3.000%	2/1/31	4,526	3,307
	NNN REIT Inc.	4.300%	10/15/28	5,025	4,640
	NNN REIT Inc.	5.600%	10/15/33	4,900	4,614
	Omega Healthcare Investors Inc.	3.625%	10/1/29	5,534	4,621
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,185	4,824
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,022	5,144
	Physicians Realty LP	2.625%	11/1/31	5,616	4,238
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,950	2,077
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,687
	Prologis LP	3.875%	9/15/28	5,671	5,259
	Prologis LP	4.000%	9/15/28	5,155	4,809
	Prologis LP	2.875%	11/15/29	3,970	3,402
	Prologis LP	2.250%	4/15/30	12,254	9,990
	Prologis LP	1.750%	7/1/30	6,024	4,680
	Prologis LP	1.250%	10/15/30	5,020	3,749
	Prologis LP	2.250%	1/15/32	2,894	2,235
	Prologis LP	4.625%	1/15/33	10,675	9,860
	Prologis LP	4.750%	6/15/33	6,450	5,935
	Public Storage Operating Co.	1.950%	11/9/28	6,412	5,427
	Public Storage Operating Co.	5.125%	1/15/29	1,340	1,318
	Public Storage Operating Co.	3.385%	5/1/29	5,675	5,115
	Public Storage Operating Co.	2.250%	11/9/31	10,981	8,572
	Public Storage Operating Co.	5.100%	8/1/33	4,950	4,731
	Rayonier LP	2.750%	5/17/31	4,165	3,226
	Realty Income Corp.	3.650%	1/15/28	1,634	1,505
	Realty Income Corp.	3.250%	6/15/29	4,400	3,900
	Realty Income Corp.	3.100%	12/15/29	6,895	5,962
	Realty Income Corp.	3.250%	1/15/31	13,498	11,331
	Realty Income Corp.	5.625%	10/13/32	8,340	8,069
	Realty Income Corp.	2.850%	12/15/32	6,159	4,787
	Realty Income Corp.	4.900%	7/15/33	4,205	3,840
	Regency Centers LP	2.950%	9/15/29	3,875	3,293
	Regency Centers LP	3.700%	6/15/30	4,420	3,842
	Rexford Industrial Realty LP	2.150%	9/1/31	6,319	4,709
	Sabra Health Care LP	3.900%	10/15/29	7,416	6,168
	Sabra Health Care LP	3.200%	12/1/31	3,922	2,943
	Safehold GL Holdings LLC	2.800%	6/15/31	5,326	3,982
	Simon Property Group LP	3.375%	6/15/27	5,131	4,732
	Simon Property Group LP	2.450%	9/13/29	9,389	7,795
	Simon Property Group LP	2.650%	7/15/30	6,275	5,156
	Simon Property Group LP	2.200%	2/1/31	5,025	3,875
	Simon Property Group LP	2.250%	1/15/32	7,807	5,856
	Simon Property Group LP	5.500%	3/8/33	1,855	1,762
	Spirit Realty LP	3.200%	1/15/27	21	19
	Spirit Realty LP	4.000%	7/15/29	3,675	3,250
	Spirit Realty LP	3.400%	1/15/30	3,900	3,257
	Spirit Realty LP	3.200%	2/15/31	7,339	5,927
	STORE Capital Corp.	4.625%	3/15/29	3,077	2,635
	STORE Capital Corp.	2.750%	11/18/30	2,758	1,974
	STORE Capital Corp.	2.700%	12/1/31	3,038	2,070
	Sun Communities Operating LP	2.300%	11/1/28	4,000	3,318
	Sun Communities Operating LP	2.700%	7/15/31	8,841	6,794
	Sun Communities Operating LP	4.200%	4/15/32	6,330	5,396
	Sun Communities Operating LP	5.700%	1/15/33	2,655	2,505
	Tanger Properties LP	2.750%	9/1/31	3,616	2,608
[2]	UDR Inc.	4.400%	1/26/29	4,693	4,327
[2]	UDR Inc.	3.200%	1/15/30	4,213	3,609
[2]	UDR Inc.	2.100%	8/1/32	1,743	1,254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UDR Inc.	1.900%	3/15/33	6,305	4,424
[2]	UDR Inc.	2.100%	6/15/33	1,171	827
	Ventas Realty LP	4.400%	1/15/29	6,050	5,582
	Ventas Realty LP	3.000%	1/15/30	5,326	4,416
	Ventas Realty LP	4.750%	11/15/30	5,287	4,844
	VICI Properties LP	4.950%	2/15/30	10,625	9,741
	VICI Properties LP	5.125%	5/15/32	12,420	11,139
	Vornado Realty LP	3.400%	6/1/31	1,660	1,197
	Welltower OP LLC	4.125%	3/15/29	7,592	6,915
	Welltower OP LLC	3.100%	1/15/30	7,221	6,111
	Welltower OP LLC	2.750%	1/15/31	10,585	8,475
	Welltower OP LLC	2.750%	1/15/32	4,960	3,881
	Welltower OP LLC	3.850%	6/15/32	2,000	1,705
	Weyerhaeuser Co.	4.000%	11/15/29	6,720	6,047
	Weyerhaeuser Co.	4.000%	4/15/30	8,796	7,798
	Weyerhaeuser Co.	3.375%	3/9/33	7,201	5,884
	WP Carey Inc.	3.850%	7/15/29	4,500	3,967
	WP Carey Inc.	2.400%	2/1/31	4,693	3,635
	WP Carey Inc.	2.450%	2/1/32	3,000	2,259
	WP Carey Inc.	2.250%	4/1/33	3,461	2,475
					850,765
Technology (3.4%)
	Adobe Inc.	2.300%	2/1/30	10,150	8,535
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,400	3,050
	Amdocs Ltd.	2.538%	6/15/30	6,125	4,920
	Analog Devices Inc.	1.700%	10/1/28	6,740	5,683
	Analog Devices Inc.	2.100%	10/1/31	9,341	7,379
	Apple Inc.	1.400%	8/5/28	3,581	3,032
	Apple Inc.	3.250%	8/8/29	6,175	5,633
	Apple Inc.	2.200%	9/11/29	12,522	10,726
	Apple Inc.	4.150%	5/10/30	4,293	4,089
	Apple Inc.	1.650%	5/11/30	16,109	13,049
	Apple Inc.	1.250%	8/20/30	15,326	11,978
	Apple Inc.	1.650%	2/8/31	24,467	19,378
	Apple Inc.	1.700%	8/5/31	9,631	7,577
	Apple Inc.	3.350%	8/8/32	6,300	5,551
	Apple Inc.	4.300%	5/10/33	8,477	8,001
	Applied Materials Inc.	1.750%	6/1/30	6,072	4,858
	Autodesk Inc.	2.850%	1/15/30	3,875	3,285
	Autodesk Inc.	2.400%	12/15/31	9,380	7,381
	Automatic Data Processing Inc.	1.250%	9/1/30	10,274	7,928
	Avnet Inc.	3.000%	5/15/31	1,199	931
	Avnet Inc.	5.500%	6/1/32	4,026	3,697
	Block Financial LLC	3.875%	8/15/30	6,505	5,591
	Booz Allen Hamilton Inc.	5.950%	8/4/33	13,000	12,636
[4]	Broadcom Inc.	4.000%	4/15/29	2,276	2,051
	Broadcom Inc.	4.750%	4/15/29	16,322	15,380
	Broadcom Inc.	5.000%	4/15/30	6,173	5,880
	Broadcom Inc.	4.150%	11/15/30	20,186	17,883
[4]	Broadcom Inc.	2.450%	2/15/31	24,201	18,895
	Broadcom Inc.	4.300%	11/15/32	6,365	5,552
[4]	Broadcom Inc.	2.600%	2/15/33	14,945	11,145
[4]	Broadcom Inc.	3.419%	4/15/33	26,920	21,454
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,211	5,244
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,381	6,637
	CDW LLC	3.276%	12/1/28	5,780	4,987
	CDW LLC	3.250%	2/15/29	5,746	4,904
	CDW LLC	3.569%	12/1/31	8,000	6,535
	CGI Inc.	2.300%	9/14/31	3,675	2,761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cintas Corp. No. 2	4.000%	5/1/32	7,000	6,307
Concentrix Corp.	6.850%	8/2/33	4,540	4,196
Dell International LLC	5.300%	10/1/29	14,488	14,057
Dell International LLC	6.200%	7/15/30	6,196	6,238
Dell International LLC	5.750%	2/1/33	7,639	7,426
Equifax Inc.	3.100%	5/15/30	4,853	4,044
Equifax Inc.	2.350%	9/15/31	11,755	8,923
Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,174
Fidelity National Information Services Inc.	2.250%	3/1/31	8,286	6,467
Fiserv Inc.	4.200%	10/1/28	9,373	8,783
Fiserv Inc.	3.500%	7/1/29	24,245	21,583
Fiserv Inc.	2.650%	6/1/30	7,980	6,551
Fiserv Inc.	5.600%	3/2/33	6,142	5,949
Fiserv Inc.	5.625%	8/21/33	10,860	10,525
Flex Ltd.	4.875%	6/15/29	4,566	4,263
Flex Ltd.	4.875%	5/12/30	6,750	6,278
Fortinet Inc.	2.200%	3/15/31	5,000	3,868
Global Payments Inc.	3.200%	8/15/29	9,638	8,194
Global Payments Inc.	2.900%	5/15/30	10,426	8,521
Global Payments Inc.	2.900%	11/15/31	6,176	4,842
Global Payments Inc.	5.400%	8/15/32	10,445	9,770
HP Inc.	4.000%	4/15/29	8,625	7,875
HP Inc.	3.400%	6/17/30	4,762	4,043
HP Inc.	2.650%	6/17/31	10,835	8,449
HP Inc.	4.200%	4/15/32	5,990	5,180
HP Inc.	5.500%	1/15/33	6,230	5,840
Hubbell Inc.	2.300%	3/15/31	2,770	2,189
Intel Corp.	4.000%	8/5/29	3,985	3,712
Intel Corp.	2.450%	11/15/29	17,678	15,004
Intel Corp.	5.125%	2/10/30	11,240	11,017
Intel Corp.	3.900%	3/25/30	9,852	8,981
Intel Corp.	2.000%	8/12/31	12,841	10,039
Intel Corp.	4.150%	8/5/32	18,635	16,960
Intel Corp.	5.200%	2/10/33	23,965	23,196
International Business Machines Corp.	3.500%	5/15/29	24,992	22,588
International Business Machines Corp.	1.950%	5/15/30	10,265	8,238
International Business Machines Corp.	2.720%	2/9/32	1,600	1,309
International Business Machines Corp.	4.400%	7/27/32	5,150	4,739
International Business Machines Corp.	4.750%	2/6/33	7,845	7,386
Intuit Inc.	1.650%	7/15/30	4,550	3,574
Intuit Inc.	5.200%	9/15/33	6,600	6,426
Jabil Inc.	5.450%	2/1/29	4,000	3,882
Jabil Inc.	3.600%	1/15/30	4,700	4,074
Jabil Inc.	3.000%	1/15/31	4,963	4,017
Juniper Networks Inc.	3.750%	8/15/29	5,242	4,660
Juniper Networks Inc.	2.000%	12/10/30	6,272	4,706
KLA Corp.	4.100%	3/15/29	7,012	6,618
KLA Corp.	4.650%	7/15/32	12,125	11,484
Kyndryl Holdings Inc.	2.700%	10/15/28	3,838	3,153
Kyndryl Holdings Inc.	3.150%	10/15/31	5,384	4,067
Lam Research Corp.	4.000%	3/15/29	8,040	7,553
Lam Research Corp.	1.900%	6/15/30	6,335	5,079
Leidos Inc.	4.375%	5/15/30	5,609	5,013
Leidos Inc.	2.300%	2/15/31	9,290	7,128
Leidos Inc.	5.750%	3/15/33	6,122	5,855
Marvell Technology Inc.	2.950%	4/15/31	3,270	2,644
Marvell Technology Inc.	5.950%	9/15/33	4,100	4,025
Micron Technology Inc.	5.327%	2/6/29	6,520	6,264
Micron Technology Inc.	6.750%	11/1/29	7,136	7,254
Micron Technology Inc.	4.663%	2/15/30	6,261	5,702

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Micron Technology Inc.	2.703%	4/15/32	4,965	3,789
	Micron Technology Inc.	5.875%	2/9/33	8,178	7,815
	Micron Technology Inc.	5.875%	9/15/33	7,400	7,046
	Moody's Corp.	4.250%	2/1/29	2,335	2,204
	Moody's Corp.	2.000%	8/19/31	6,438	4,987
	Moody's Corp.	4.250%	8/8/32	800	725
	Motorola Solutions Inc.	4.600%	5/23/29	4,242	4,006
	Motorola Solutions Inc.	2.300%	11/15/30	8,308	6,436
	Motorola Solutions Inc.	2.750%	5/24/31	3,985	3,147
	Motorola Solutions Inc.	5.600%	6/1/32	4,100	3,915
	NetApp Inc.	2.700%	6/22/30	6,100	4,945
	Nordson Corp.	5.800%	9/15/33	4,089	3,995
	NVIDIA Corp.	2.850%	4/1/30	12,886	11,220
	NVIDIA Corp.	2.000%	6/15/31	10,302	8,230
	NXP BV	5.550%	12/1/28	5,095	5,002
	NXP BV	4.300%	6/18/29	9,491	8,698
	NXP BV	3.400%	5/1/30	7,881	6,735
	NXP BV	2.500%	5/11/31	8,445	6,589
	NXP BV	2.650%	2/15/32	8,289	6,414
	NXP BV	5.000%	1/15/33	8,310	7,628
	Oracle Corp.	6.150%	11/9/29	7,720	7,837
	Oracle Corp.	2.950%	4/1/30	23,989	20,147
	Oracle Corp.	4.650%	5/6/30	6,175	5,772
	Oracle Corp.	3.250%	5/15/30	4,812	4,105
	Oracle Corp.	2.875%	3/25/31	30,968	25,297
	Oracle Corp.	6.250%	11/9/32	21,930	22,188
	Oracle Corp.	4.900%	2/6/33	11,515	10,605
	PayPal Holdings Inc.	2.850%	10/1/29	11,708	10,152
	PayPal Holdings Inc.	2.300%	6/1/30	11,885	9,704
	PayPal Holdings Inc.	4.400%	6/1/32	7,450	6,889
	Qorvo Inc.	4.375%	10/15/29	7,099	6,244
	QUALCOMM Inc.	2.150%	5/20/30	8,055	6,656
	QUALCOMM Inc.	1.650%	5/20/32	10,072	7,522
	QUALCOMM Inc.	4.250%	5/20/32	3,070	2,842
	QUALCOMM Inc.	5.400%	5/20/33	5,825	5,829
	Quanta Services Inc.	2.900%	10/1/30	6,005	4,897
	Quanta Services Inc.	2.350%	1/15/32	1,933	1,456
	RELX Capital Inc.	4.000%	3/18/29	8,048	7,494
	RELX Capital Inc.	3.000%	5/22/30	4,985	4,261
	RELX Capital Inc.	4.750%	5/20/32	4,455	4,158
	Roper Technologies Inc.	4.200%	9/15/28	4,838	4,550
	Roper Technologies Inc.	2.950%	9/15/29	6,530	5,655
	Roper Technologies Inc.	2.000%	6/30/30	4,561	3,603
	Roper Technologies Inc.	1.750%	2/15/31	3,787	2,871
	S&P Global Inc.	4.750%	8/1/28	2,410	2,349
	S&P Global Inc.	2.700%	3/1/29	6,705	5,869
	S&P Global Inc.	4.250%	5/1/29	9,052	8,534
	S&P Global Inc.	2.500%	12/1/29	4,662	3,948
	S&P Global Inc.	1.250%	8/15/30	5,134	3,913
	S&P Global Inc.	2.900%	3/1/32	12,265	10,085
[4]	S&P Global Inc.	5.250%	9/15/33	3,843	3,743
	Salesforce Inc.	1.950%	7/15/31	15,001	11,845
	ServiceNow Inc.	1.400%	9/1/30	12,997	9,943
	Skyworks Solutions Inc.	3.000%	6/1/31	5,913	4,606
	TD SYNNEX Corp.	2.375%	8/9/28	4,687	3,854
	TD SYNNEX Corp.	2.650%	8/9/31	1,125	840
	Teledyne FLIR LLC	2.500%	8/1/30	6,216	5,001
	Texas Instruments Inc.	2.250%	9/4/29	6,301	5,365
	Texas Instruments Inc.	1.750%	5/4/30	7,211	5,834
	Texas Instruments Inc.	1.900%	9/15/31	4,814	3,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	4.900%	3/14/33	7,000	6,764
	TSMC Arizona Corp.	4.125%	4/22/29	4,190	3,943
	TSMC Arizona Corp.	2.500%	10/25/31	10,845	8,728
	TSMC Arizona Corp.	4.250%	4/22/32	6,825	6,276
	Verisk Analytics Inc.	4.125%	3/15/29	4,992	4,649
	Verisk Analytics Inc.	5.750%	4/1/33	4,000	3,964
	VMware Inc.	4.700%	5/15/30	8,594	7,894
	VMware Inc.	2.200%	8/15/31	15,121	11,383
	Western Digital Corp.	2.850%	2/1/29	6,765	5,422
	Western Digital Corp.	3.100%	2/1/32	4,115	3,010
	Workday Inc.	3.700%	4/1/29	4,940	4,480
	Workday Inc.	3.800%	4/1/32	14,283	12,240
	Xilinx Inc.	2.375%	6/1/30	6,861	5,685
					1,213,291
Utilities (3.1%)
[2]	AEP Texas Inc.	2.100%	7/1/30	4,630	3,653
	AEP Texas Inc.	4.700%	5/15/32	4,265	3,901
	AEP Texas Inc.	5.400%	6/1/33	4,000	3,811
	AES Corp.	2.450%	1/15/31	8,583	6,592
[2]	Alabama Power Co.	1.450%	9/15/30	5,244	4,006
	Alabama Power Co.	3.050%	3/15/32	5,120	4,263
	Alabama Power Co.	3.940%	9/1/32	3,856	3,397
	Ameren Corp.	3.500%	1/15/31	5,289	4,538
	Ameren Illinois Co.	1.550%	11/15/30	2,555	1,949
	Ameren Illinois Co.	3.850%	9/1/32	2,289	2,003
	Ameren Illinois Co.	4.950%	6/1/33	6,193	5,858
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	4,558	4,275
	American Electric Power Co. Inc.	5.950%	11/1/32	2,300	2,291
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,291
	American Water Capital Corp.	3.450%	6/1/29	5,780	5,208
	American Water Capital Corp.	2.800%	5/1/30	5,110	4,316
	American Water Capital Corp.	2.300%	6/1/31	2,150	1,710
	American Water Capital Corp.	4.450%	6/1/32	5,180	4,777
[2]	Appalachian Power Co.	2.700%	4/1/31	5,630	4,524
[2]	Appalachian Power Co.	4.500%	8/1/32	2,595	2,324
	Arizona Public Service Co.	2.600%	8/15/29	4,071	3,477
	Arizona Public Service Co.	6.350%	12/15/32	1,550	1,587
	Arizona Public Service Co.	5.550%	8/1/33	5,000	4,839
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,197
	Atmos Energy Corp.	2.625%	9/15/29	4,810	4,171
	Atmos Energy Corp.	1.500%	1/15/31	8,587	6,495
	Atmos Energy Corp.	5.450%	10/15/32	1,500	1,489
	Avangrid Inc.	3.800%	6/1/29	5,586	4,961
	Baltimore Gas & Electric Co.	2.250%	6/15/31	5,104	4,052
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,270	7,339
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	3,741
	Black Hills Corp.	3.050%	10/15/29	4,175	3,518
	Black Hills Corp.	4.350%	5/1/33	3,500	2,989
	Black Hills Corp.	6.150%	5/15/34	2,500	2,433
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,078	3,288
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,000	1,656
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	15,005	14,250
	CenterPoint Energy Inc.	2.950%	3/1/30	4,025	3,369
	CenterPoint Energy Inc.	2.650%	6/1/31	1,903	1,521
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,407	5,725
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	466	421
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	8,694	8,369
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	837
[2]	CMS Energy Corp.	4.750%	6/1/50	6,527	5,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CMS Energy Corp.	3.750%	12/1/50	2,649	1,992
	Commonwealth Edison Co.	2.200%	3/1/30	2,999	2,443
[2]	Commonwealth Edison Co.	3.150%	3/15/32	4,165	3,499
	Commonwealth Edison Co.	4.900%	2/1/33	2,000	1,905
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	4,235	3,307
	Connecticut Light & Power Co.	4.900%	7/1/33	2,255	2,141
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,157	3,645
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	8,151	6,552
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,262	4,114
	Constellation Energy Generation LLC	5.800%	3/1/33	1,688	1,647
	Consumers Energy Co.	3.600%	8/15/32	7,043	6,091
	Consumers Energy Co.	4.625%	5/15/33	2,650	2,469
[2]	Dominion Energy Inc.	3.375%	4/1/30	12,419	10,681
[2]	Dominion Energy Inc.	2.250%	8/15/31	2,670	2,060
[2]	Dominion Energy Inc.	4.350%	8/15/32	5,582	4,981
	Dominion Energy Inc.	5.375%	11/15/32	12,928	12,343
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,723	2,895
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,337	2,466
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	2,904
	DTE Electric Co.	2.250%	3/1/30	4,285	3,540
[2]	DTE Electric Co.	2.625%	3/1/31	3,985	3,287
[2]	DTE Electric Co.	3.000%	3/1/32	4,755	3,937
	DTE Electric Co.	5.200%	4/1/33	5,405	5,243
[2]	DTE Energy Co.	3.400%	6/15/29	3,769	3,320
	DTE Energy Co.	2.950%	3/1/30	3,835	3,211
	Duke Energy Carolinas LLC	3.950%	11/15/28	5,800	5,439
	Duke Energy Carolinas LLC	2.450%	8/15/29	4,940	4,175
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,412	6,188
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,286	6,786
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,900	3,999
	Duke Energy Carolinas LLC	4.950%	1/15/33	9,090	8,646
	Duke Energy Corp.	3.400%	6/15/29	4,953	4,389
	Duke Energy Corp.	2.450%	6/1/30	8,487	6,883
	Duke Energy Corp.	2.550%	6/15/31	7,942	6,292
	Duke Energy Corp.	4.500%	8/15/32	14,290	12,850
	Duke Energy Corp.	5.750%	9/15/33	5,000	4,904
	Duke Energy Florida LLC	2.500%	12/1/29	2,623	2,221
	Duke Energy Florida LLC	1.750%	6/15/30	2,078	1,631
	Duke Energy Florida LLC	2.400%	12/15/31	6,085	4,806
	Duke Energy Ohio Inc.	3.650%	2/1/29	6,310	5,783
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,916	2,345
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,190	5,014
	Duke Energy Progress LLC	3.450%	3/15/29	8,028	7,276
	Duke Energy Progress LLC	2.000%	8/15/31	4,552	3,504
	Duke Energy Progress LLC	3.400%	4/1/32	3,506	2,970
	Duke Energy Progress LLC	5.250%	3/15/33	4,136	4,007
[4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,337
	Edison International	6.950%	11/15/29	3,500	3,607
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,633
	Entergy Arkansas LLC	5.300%	9/15/33	4,000	3,856
	Entergy Corp.	2.800%	6/15/30	3,892	3,237
	Entergy Corp.	2.400%	6/15/31	8,179	6,384
	Entergy Louisiana LLC	2.350%	6/15/32	3,900	2,999
	Entergy Mississippi LLC	5.000%	9/1/33	1,500	1,410
	Entergy Texas Inc.	4.000%	3/30/29	7,192	6,618
	Entergy Texas Inc.	1.750%	3/15/31	4,399	3,354
	Essential Utilities Inc.	3.566%	5/1/29	3,960	3,571
	Essential Utilities Inc.	2.704%	4/15/30	4,626	3,809
	Evergy Inc.	2.900%	9/15/29	4,437	3,788
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,781	4,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Evergy Metro Inc.	4.950%	4/15/33	2,060	1,932
[2]	Eversource Energy	4.250%	4/1/29	6,026	5,612
[2]	Eversource Energy	1.650%	8/15/30	5,795	4,434
	Eversource Energy	2.550%	3/15/31	2,990	2,378
	Eversource Energy	3.375%	3/1/32	4,913	4,068
	Eversource Energy	5.125%	5/15/33	8,025	7,477
	Exelon Corp.	4.050%	4/15/30	14,275	12,852
	Exelon Corp.	3.350%	3/15/32	7,845	6,520
	Exelon Corp.	5.300%	3/15/33	7,600	7,241
	Florida Power & Light Co.	4.625%	5/15/30	5,000	4,768
	Florida Power & Light Co.	2.450%	2/3/32	12,364	9,931
	Florida Power & Light Co.	5.100%	4/1/33	5,745	5,558
	Florida Power & Light Co.	4.800%	5/15/33	6,140	5,798
[2]	Georgia Power Co.	2.650%	9/15/29	5,332	4,528
	Georgia Power Co.	4.700%	5/15/32	3,430	3,177
	Georgia Power Co.	4.950%	5/17/33	8,663	8,134
	Interstate Power & Light Co.	3.600%	4/1/29	1,773	1,598
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	2,800
	Interstate Power & Light Co.	5.700%	10/15/33	2,000	1,968
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,966	3,474
[2]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,283
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,650	2,594
	MidAmerican Energy Co.	3.650%	4/15/29	8,855	8,100
	MidAmerican Energy Co.	6.750%	12/30/31	2,382	2,546
	National Fuel Gas Co.	2.950%	3/1/31	3,075	2,413
	National Grid plc	5.809%	6/12/33	7,824	7,601
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	4,358	4,053
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	6,725	6,135
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,032	4,957
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,799	2,776
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,430	1,058
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,280	3,392
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	8,079	8,068
[2]	Nevada Power Co.	3.700%	5/1/29	5,920	5,369
[2]	Nevada Power Co.	2.400%	5/1/30	3,973	3,240
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,276	6,508
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,440	5,469
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,464	12,370
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	3,792	2,934
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,206	4,869
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	11,538	10,768
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,473
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,340
	NiSource Inc.	2.950%	9/1/29	7,617	6,559
	NiSource Inc.	3.600%	5/1/30	4,622	4,027
	NiSource Inc.	1.700%	2/15/31	7,840	5,852
	NiSource Inc.	5.400%	6/30/33	5,095	4,864
	Northern States Power Co.	2.250%	4/1/31	3,562	2,846
	NSTAR Electric Co.	3.250%	5/15/29	2,610	2,346
	NSTAR Electric Co.	3.950%	4/1/30	5,238	4,777
[2]	Ohio Power Co.	2.600%	4/1/30	2,160	1,787
[2]	Ohio Power Co.	1.625%	1/15/31	6,708	5,098
	Ohio Power Co.	5.000%	6/1/33	2,500	2,343
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	3,673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,881	3,747
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	11,059	10,239
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	6,084	5,128
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,325	3,932
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	13,028	11,977
	ONE Gas Inc.	2.000%	5/15/30	2,675	2,130
	Pacific Gas & Electric Co.	6.100%	1/15/29	3,898	3,801
	Pacific Gas & Electric Co.	4.550%	7/1/30	32,362	28,566
	Pacific Gas & Electric Co.	2.500%	2/1/31	16,831	12,781
	Pacific Gas & Electric Co.	3.250%	6/1/31	4,682	3,725
	Pacific Gas & Electric Co.	4.400%	3/1/32	3,708	3,134
	Pacific Gas & Electric Co.	5.900%	6/15/32	8,880	8,266
	Pacific Gas & Electric Co.	6.150%	1/15/33	6,525	6,191
	Pacific Gas & Electric Co.	6.400%	6/15/33	7,425	7,163
	PacifiCorp	3.500%	6/15/29	4,191	3,733
	PacifiCorp	2.700%	9/15/30	2,876	2,350
	PacifiCorp	7.700%	11/15/31	1,935	2,156
	PECO Energy Co.	4.900%	6/15/33	10,000	9,507
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,238	1,163
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	4,616	4,087
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,000	3,150
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	2,575	2,456
	PPL Electric Utilities Corp.	5.000%	5/15/33	5,035	4,799
	Progress Energy Inc.	7.000%	10/30/31	4,880	5,138
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,330	2,583
[2]	Public Service Co. of Colorado	4.100%	6/1/32	4,604	4,081
[2]	Public Service Co. of New Hampshire	2.200%	6/15/31	555	438
	Public Service Co. of New Hampshire	5.350%	10/1/33	3,000	2,948
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,000	3,798
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,853	2,541
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,029	2,530
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,620	8,094
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,065	2,935
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,630	5,290
	Public Service Electric & Gas Co.	5.200%	8/1/33	2,700	2,629
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,845	9,065
	Puget Energy Inc.	4.100%	6/15/30	6,506	5,662
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,350	4,902
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,125	3,391
	Sempra	3.700%	4/1/29	1,018	916
	Sempra	5.500%	8/1/33	5,570	5,332
[2]	Southern California Edison Co.	4.200%	3/1/29	6,756	6,281
	Southern California Edison Co.	6.650%	4/1/29	4,665	4,767
	Southern California Edison Co.	2.850%	8/1/29	4,635	3,984
	Southern California Edison Co.	2.250%	6/1/30	4,150	3,324
[2]	Southern California Edison Co.	2.500%	6/1/31	2,116	1,687
	Southern California Edison Co.	2.750%	2/1/32	3,455	2,758
	Southern California Edison Co.	5.950%	11/1/32	6,065	6,054
[2]	Southern California Gas Co.	2.550%	2/1/30	5,822	4,824
	Southern California Gas Co.	5.200%	6/1/33	5,735	5,423
	Southern Co.	5.500%	3/15/29	5,000	4,968
[2]	Southern Co.	3.700%	4/30/30	2,895	2,560
	Southern Co.	5.700%	10/15/32	4,591	4,505
	Southern Co.	5.200%	6/15/33	13,925	13,148
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,557	5,699
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,075	3,840
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	2,000	1,961
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,256
	Southwest Gas Corp.	4.050%	3/15/32	4,865	4,206
	Southwestern Electric Power Co.	5.300%	4/1/33	5,631	5,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spire Missouri Inc.	4.800%	2/15/33	2,483	2,332
	Tampa Electric Co.	2.400%	3/15/31	3,504	2,785
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,344
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,072
	Union Electric Co.	3.500%	3/15/29	4,755	4,308
	Union Electric Co.	2.950%	3/15/30	3,610	3,083
	Union Electric Co.	2.150%	3/15/32	5,709	4,370
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	6,548	5,699
	Virginia Electric & Power Co.	2.300%	11/15/31	3,190	2,488
	Virginia Electric & Power Co.	2.400%	3/30/32	5,700	4,445
	Virginia Electric & Power Co.	5.000%	4/1/33	15,685	14,687
	Virginia Electric & Power Co.	5.300%	8/15/33	4,600	4,408
	WEC Energy Group Inc.	2.200%	12/15/28	3,175	2,693
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,563
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,214	3,967
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,725	2,723
	Wisconsin Power & Light Co.	3.950%	9/1/32	7,150	6,287
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,225	2,089
	Xcel Energy Inc.	2.600%	12/1/29	3,830	3,214
	Xcel Energy Inc.	3.400%	6/1/30	8,490	7,333
	Xcel Energy Inc.	2.350%	11/15/31	3,573	2,725
	Xcel Energy Inc.	4.600%	6/1/32	5,630	5,107
	Xcel Energy Inc.	5.450%	8/15/33	7,000	6,685
					1,115,211
Total Corporate Bonds (Cost $15,545,025)					13,594,174
Sovereign Bonds (4.4%)
	Asian Development Bank	5.820%	6/16/28	6,090	6,333
[2]	Asian Development Bank	3.125%	9/26/28	9,954	9,244
[2]	Asian Development Bank	1.875%	3/15/29	1,708	1,475
[2]	Asian Development Bank	1.750%	9/19/29	24,355	20,679
[2]	Asian Development Bank	1.875%	1/24/30	21,236	17,894
[2]	Asian Development Bank	0.750%	10/8/30	3,680	2,808
[2]	Asian Development Bank	1.500%	3/4/31	8,175	6,535
	Asian Development Bank	3.125%	4/27/32	18,170	16,112
[2]	Asian Development Bank	3.875%	9/28/32	10,570	9,898
[2]	Asian Development Bank	4.000%	1/12/33	18,710	17,662
[2]	Asian Development Bank	3.875%	6/14/33	16,930	15,790
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.625%	9/10/28	11,694	10,890
	Equinor ASA	3.125%	4/6/30	12,523	11,069
	Equinor ASA	2.375%	5/22/30	7,331	6,141
	European Investment Bank	1.625%	10/9/29	18,853	15,915
	European Investment Bank	0.875%	5/17/30	18,465	14,481
	European Investment Bank	3.625%	7/15/30	37,290	34,877
	European Investment Bank	0.750%	9/23/30	9,510	7,311
	European Investment Bank	1.250%	2/14/31	34,690	27,423
	European Investment Bank	1.625%	5/13/31	12,146	9,812
	European Investment Bank	3.750%	2/14/33	40,797	37,872
	Export-Import Bank of Korea	1.250%	9/21/30	6,365	4,845
	Export-Import Bank of Korea	1.375%	2/9/31	2,550	1,931
	Export-Import Bank of Korea	2.125%	1/18/32	7,100	5,552
	Export-Import Bank of Korea	4.500%	9/15/32	4,190	3,913
	Export-Import Bank of Korea	5.125%	1/11/33	8,270	8,080
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,553
[2]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	6,471
[2]	Hydro-Quebec	8.500%	12/1/29	1,582	1,832
[2]	Hydro-Quebec	9.375%	4/15/30	2,355	2,871
	Inter-American Development Bank	3.125%	9/18/28	23,310	21,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	2.250%	6/18/29	30,440	26,693
	Inter-American Development Bank	3.500%	9/14/29	22,730	21,346
[2]	Inter-American Development Bank	1.125%	1/13/31	45,320	35,338
[2]	Inter-American Development Bank	3.500%	4/12/33	19,405	17,558
[2]	Inter-American Development Bank	4.500%	9/13/33	23,275	22,761
	International Bank for Reconstruction & Development	1.125%	9/13/28	42,826	36,089
	International Bank for Reconstruction & Development	3.625%	9/21/29	20,000	18,904
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	33,495	28,366
	International Bank for Reconstruction & Development	3.875%	2/14/30	32,700	31,091
	International Bank for Reconstruction & Development	0.875%	5/14/30	41,138	32,106
	International Bank for Reconstruction & Development	4.000%	7/25/30	29,685	28,360
	International Bank for Reconstruction & Development	0.750%	8/26/30	20,229	15,499
	International Bank for Reconstruction & Development	1.250%	2/10/31	32,760	25,745
	International Bank for Reconstruction & Development	1.625%	11/3/31	44,325	35,421
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,955	25,388
	International Finance Corp.	0.750%	8/27/30	7,605	5,828
[5]	Japan Bank for International Cooperation	3.500%	10/31/28	12,175	11,322
[5]	Japan Bank for International Cooperation	2.125%	2/16/29	8,305	7,146
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	6,173	5,190
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	11,393	8,723
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	16,679	13,302
[5]	Japan International Cooperation Agency	3.375%	6/12/28	4,000	3,708
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,471
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,088	3,213
[6]	KFW	1.750%	9/14/29	16,246	13,845
[6]	KFW	0.750%	9/30/30	16,928	12,986
[6]	KFW	4.125%	7/15/33	33,015	31,392
	Korea Development Bank	1.625%	1/19/31	3,500	2,704
	Korea Development Bank	2.000%	10/25/31	2,796	2,175
	Korea Development Bank	4.250%	9/8/32	2,970	2,720
	Korea Development Bank	4.375%	2/15/33	8,305	7,656
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,525	9,655
[7]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	4,925	4,813
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	18,220	17,417
	Province of Alberta	1.300%	7/22/30	23,144	18,240
	Province of British Columbia	1.300%	1/29/31	11,545	9,024
	Province of British Columbia	4.200%	7/6/33	10,875	10,191
[2]	Province of Manitoba	1.500%	10/25/28	8,625	7,313
	Province of Manitoba	4.300%	7/27/33	9,625	9,063
	Province of Ontario	2.000%	10/2/29	12,825	10,953
	Province of Ontario	1.125%	10/7/30	11,703	9,062
	Province of Ontario	1.600%	2/25/31	8,335	6,634
	Province of Ontario	1.800%	10/14/31	8,090	6,426
[2]	Province of Ontario	2.125%	1/21/32	12,000	9,718
[2]	Province of Quebec	7.500%	9/15/29	5,760	6,515
	Province of Quebec	1.350%	5/28/30	20,110	16,072
	Province of Quebec	1.900%	4/21/31	5,215	4,234
	Province of Quebec	4.500%	9/8/33	12,100	11,608
[2]	Republic of Chile	2.450%	1/31/31	12,137	9,977
[2]	Republic of Chile	2.550%	1/27/32	16,065	12,991
[2]	Republic of Chile	2.550%	7/27/33	15,375	11,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	4.750%	2/11/29	10,097	9,723
	Republic of Indonesia	3.400%	9/18/29	6,615	5,896
	Republic of Indonesia	2.850%	2/14/30	12,760	10,879
	Republic of Indonesia	3.850%	10/15/30	7,685	6,889
	Republic of Indonesia	1.850%	3/12/31	10,280	7,932
[2]	Republic of Indonesia	2.150%	7/28/31	9,560	7,458
[2]	Republic of Indonesia	3.550%	3/31/32	16,625	14,376
[2]	Republic of Indonesia	4.650%	9/20/32	8,145	7,617
[2]	Republic of Indonesia	4.850%	1/11/33	10,560	10,060
	Republic of Italy	2.875%	10/17/29	18,835	16,134
	Republic of Korea	2.500%	6/19/29	7,600	6,694
	Republic of Korea	1.000%	9/16/30	6,420	4,962
	Republic of Korea	1.750%	10/15/31	4,875	3,865
	Republic of Panama	9.375%	4/1/29	6,725	7,704
[2]	Republic of Panama	3.160%	1/23/30	13,375	11,265
[2]	Republic of Panama	2.252%	9/29/32	23,857	17,263
[2]	Republic of Panama	3.298%	1/19/33	4,851	3,792
[2]	Republic of Peru	2.783%	1/23/31	33,205	27,221
[2]	Republic of Peru	1.862%	12/1/32	8,633	6,231
[2]	Republic of Poland	5.750%	11/16/32	12,445	12,459
	Republic of the Philippines	3.750%	1/14/29	10,610	9,814
	Republic of the Philippines	9.500%	2/2/30	15,465	18,648
	Republic of the Philippines	2.457%	5/5/30	12,470	10,311
	Republic of the Philippines	7.750%	1/14/31	13,394	15,140
	Republic of the Philippines	1.648%	6/10/31	4,974	3,770
	Republic of the Philippines	1.950%	1/6/32	8,755	6,677
	Republic of the Philippines	6.375%	1/15/32	9,737	10,255
	Republic of the Philippines	3.556%	9/29/32	6,175	5,315
	Republic of the Philippines	5.609%	4/13/33	6,815	6,821
	Republic of the Philippines	5.000%	7/17/33	9,025	8,678
	State of Israel	2.500%	1/15/30	8,730	7,372
	State of Israel	2.750%	7/3/30	17,855	15,175
	State of Israel	4.500%	1/17/33	16,373	15,232
[1,2]	Svensk Exportkredit AB	4.875%	10/4/30	9,250	9,171
	United Mexican States	4.500%	4/22/29	26,435	24,649
[2]	United Mexican States	3.250%	4/16/30	24,519	20,874
[2]	United Mexican States	2.659%	5/24/31	27,513	21,740
[2]	United Mexican States	8.300%	8/15/31	4,545	5,174
[2]	United Mexican States	4.750%	4/27/32	22,095	19,892
[2]	United Mexican States	7.500%	4/8/33	3,630	3,913
[2]	United Mexican States	4.875%	5/19/33	19,425	17,424
Total Sovereign Bonds (Cost $1,775,053)					1,555,166
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	640	616
	California GO	3.050%	4/1/29	3,450	3,118
	California GO	2.500%	10/1/29	2,850	2,455
	California GO	1.750%	11/1/30	5,000	3,983
	California GO	6.000%	3/1/33	3,100	3,225
	California GO	4.500%	4/1/33	2,000	1,866
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,300	3,107
	Connecticut GO	5.850%	3/15/32	9,085	9,284
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	50	49
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	9,611
	Illinois GO	5.100%	6/1/33	63,175	59,971
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	2,850	2,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,900	2,789
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,900	2,363
	Los Angeles CA Community College District GO	2.106%	8/1/32	3,200	2,505
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	2,847
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	4,607	4,433
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,500	3,447
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,441
	Massachusetts GO	4.500%	8/1/31	5,150	4,892
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,134
	Massachusetts SO Revenue	4.110%	7/15/31	3,767	3,625
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	1,968
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	17,400
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,429
	New York City NY GO	5.206%	10/1/31	1,070	1,051
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,860	2,962
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,192
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,727
	University of California Revenue	3.349%	7/1/29	100	92
	University of California Revenue	1.614%	5/15/30	7,225	5,814
	Utah GO	3.539%	7/1/25	348	341
Total Taxable Municipal Bonds (Cost $192,421)					176,495

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[9]	Vanguard Market Liquidity Fund (Cost $269)	5.391%	2,689	269
Total Investments (99.1%) (Cost $39,671,041)				35,165,660
Other Assets and Liabilities—Net (0.9%)				323,196
Net Assets (100%)				35,488,856
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2023.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $147,228,000, representing 0.4% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2023.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,839,556	—	19,839,556
Corporate Bonds	—	13,594,174	—	13,594,174
Sovereign Bonds	—	1,555,166	—	1,555,166
Taxable Municipal Bonds	—	176,495	—	176,495
Temporary Cash Investments	269	—	—	269
Total	269	35,165,391	—	35,165,660